Document and Entity Information	9 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	GelTech Solutions, Inc.
Entity Central Index Key	0001403676
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Current assets
Cash and cash equivalents	$ 530,000	$ 84,194	$ 1,956,976
Accounts receivable trade, net	49,329	55,160	103,824
Inventories	669,331	546,118	393,434
Prepaid consulting			42,500
Prepaid expenses and other current assets	48,966	45,785	29,784
Total current assets	1,297,626	731,257	2,526,518
Furniture, fixtures and equipment, net	153,926	188,779	209,822
Deposits	26,886	15,631	15,631
Total assets	1,478,438	935,667	2,751,971
Current liabilities
Accounts payable	437,352	234,375	270,864
Accrued expenses	66,060	72,637	168,445
Litigation accrual	505,000	1,646,000
Accrual for severance agreement	144,286
Notes payable - related parties	161	84,380
Convertible notes - related parties, net of discount	70,735	283,230
Convertible notes - third parties, net of discount	174,343	74,214
Insurance premium finance contract	21,969	9,250	10,227
Total current liabilities	1,419,906	2,404,086	449,536
Convertible note - related party	1,889,560	1,497,483	1,497,483
Total liabilities	3,309,466	3,901,569	1,947,019
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock
Common stock	32,412	24,914	22,105
Additional paid in capital	24,997,632	19,809,070	16,452,674
Accumulated deficit	(26,861,072)	(22,799,886)	(15,669,827)
Total stockholders' equity (deficit)	(1,831,028)	(2,965,902)	804,952
Total liabilities and stockholders' equity (deficit)	$ 1,478,438	$ 935,667	$ 2,751,971

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	32,412,709	24,914,474	22,104,570
Common stock, shares outstanding	32,412,709	24,914,474	22,104,570

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Sales	$ 84,977	$ 41,408	$ 206,880	$ 304,361	$ 419,577	$ 221,804
Cost of goods sold	31,425	14,793	81,003	129,214	185,419	101,888
Gross profit	53,552	26,615	125,877	175,147	234,158	119,916
Operating expenses:
Selling, general and administrative expenses	1,643,710	1,127,427	4,719,808	3,753,837	5,035,418	5,291,220
Research and development	75,236	18,129	98,967	68,104	83,707	91,762
Total operating expenses	1,718,946	1,145,556	4,818,775	3,821,941	5,119,125	5,382,982
Loss from operations	(1,665,394)	(1,118,941)	(4,692,898)	(3,646,794)	(4,884,967)	(5,263,066)
Other income (expense)
Loss on settlement	(19,114)		(19,114)	(301,500)	(301,500)	(50,000)
Cost of warrants issued to induce warrant exercise						(62,414)
Loss on extinguishment of debt	(21,311)		(21,311)			(267,390)
Litigation loss					(1,646,000)
Other income	941,000		1,141,000
Loss on repricing warrants		(11,919)	(70,491)	(17,753)	(17,753)
Interest income	182	2	747	465	466	3,483
Interest expense	(96,514)	(40,397)	(399,119)	(78,884)	(280,305)	(387,254)
Total other income (expense)	804,243	(52,314)	631,712	(397,672)	(2,245,092)	(763,575)
Net loss	$ (861,151)	$ (1,171,255)	$ (4,061,186)	$ (4,044,466)	$ (7,130,059)	$ (6,026,641)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.05)	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.32)
Weighted average shares outstanding - basic and diluted	30,299,733	23,526,275	28,443,780	22,604,011	23,036,823	18,637,833

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Jun. 30, 2010	$ (1,114,416)	$ 16,538	$ 8,512,232	$ (9,643,186)
Beginning balance, shares at Jun. 30, 2010		16,538,190
Common stock issued for cash	3,272,766	2,282	3,270,484
Common stock issued for cash, shares		2,282,063
Common stock and warrants issued for cash	1,429,320	1,670	1,427,650
Common stock and warrants issued for cash, shares		1,670,000
Common stock issued for services	168,500	170	168,330
Common stock issued for services, shares		170,000
Common stock issued to retire debt	1,084,500	894	1,083,606
Common stock issued to retire debt, shares		892,857
Common stock issued upon exercise of warrants for cash	379,129	303	378,826
Common stock issued upon exercise of warrants for cash, shares		303,303
Common stock issued upon exercise of options for cash	122,000	100	121,900
Common stock issued upon exercise of options for cash, shares		100,000
Common stock issued for equity commitment fee		75	(75)
Common stock issued for equity commitment fee, shares		75,000
Common stock issued for cashless exercise of warrants		73	(73)
Common stock issued for cashless exercise of warrants, shares		73,157
Warrants issued as debt extinguishment fee	182,890		182,890
Options issued to induce warrant exercise	62,414		62,414
Options issued for services	322,850		322,850
Options vested	921,639		921,639
Net loss	(6,026,641)			(6,026,641)
Ending balance at Jun. 30, 2011	804,952	22,105	16,452,674	(15,669,827)
Ending balance, shares at Jun. 30, 2011	22,104,570	22,104,570
Common stock issued for cash	571,700	1,143	570,557
Common stock issued for cash, shares		1,143,400
Common stock issued in connection with stock purchase agreement	610,000	1,002	608,998
Common stock issued in connection with stock purchase agreement, shares		1,002,749
Common stock and warrants issued for cash	571,700
Common stock issued upon exercise of warrants for cash	107,500	215	107,285
Common stock issued upon exercise of warrants for cash, shares		215,000
Common stock issued as settlement	300,000	441	299,559
Common stock issued as settlement, shares		441,177
Common stock issued upon exercise of options for cash	33,335	35	33,300
Common stock issued upon exercise of options for cash, shares		35,000
Options issued for services
Options vested	1,371,519		1,371,519
Beneficial conversion feature of debt offerings	347,398		347,398
Cost of repricing warrants to induce warrant exercise	17,753		17,753
Rescission of option exercise		(27)	27
Rescission of option exercise, shares		(27,422)
Net loss	(7,130,059)			(7,130,059)
Ending balance at Jun. 30, 2012	$ (2,965,902)	$ 24,914	$ 19,809,070	$ (22,799,886)
Ending balance, shares at Jun. 30, 2012	24,914,474	24,914,474

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities
Net loss	$ (4,061,186)	$ (4,044,466)	$ (7,130,059)	$ (6,026,641)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	38,004	38,444	51,301	15,269
Bad debt expense			2,739	13,865
Amortization of debt discounts	349,548	19,957		254,852
Amortization of beneficial conversion feature related to convertible notes			193,044
Amortization of original issue discounts related to convertible notes			6,924
Amortization of prepaid expense				46,303
Common stock issued as settlement		300,000	300,000
Amortization of stock based prepaid consulting		42,500	42,500	213,937
Vesting of restricted stock units	90,000
Stock option employee compensation expense	1,234,945	1,002,060	1,371,519	921,639
Stock options issued for non-employee services				(322,850)
Loss on extinguishment of debt	21,311			267,390
Cost of repricing warrants to induce exercise	70,491	17,753	17,753
Loss on disposal of assets	9,822
Loss on stock issued for interest	4,205
Common stock issued for services				168,500
Warrants issued to induce warrant exercise				62,414
Reversal of litigation accrual	(941,000)
Payment by insurance company of prior period accrued litigation expense	(200,000)
Changes in assets and liabilities:
Accounts receivable	5,831	69,069	45,925	(93,042)
Inventories	(123,213)	(154,137)	(152,684)	(195,160)
Prepaid expenses and other current assets	(44,290)	(28,944)	27,930
Deposits and other assets	11,255			27,198
Accounts payable	202,978	(127,758)	(36,490)	244,651
Related party payable
Accrued expenses	67,001	(83,989)	1,625,067	119,762
Net cash used in operating activities	(3,075,253)	(2,891,623)	(3,634,531)	(3,636,213)
Cash flows from Investing Activities
Proceeds from sale of asset	15,000
Purchases of equipment	(27,973)	(28,949)	(30,258)	(205,077)
Net cash (used in) investing activities	(12,973)	(28,949)	(30,258)	(205,077)
Cash flows from Financing Activities
Proceeds from sale of stock through private placements	1,258,000	566,700	1,181,700	3,272,766
Proceeds from sale of stock under stock purchase agreement	810,003			1,429,320
Proceeds from exercise of warrants	910,000	107,500	65,000	379,129
Proceeds from exercise of stock options		33,335	75,835	122,000
Payment on related party notes	(84,219)		105,000
Proceeds from convertible notes with third parties	175,000	105,000	325,000
Proceeds from convertible notes with related parties	500,000	325,000	89,380
Proceeds from related party advances		89,380	(5,000)
Payments on insurance finance contract	(34,752)	(33,013)	(44,908)	(30,745)
Net cash provided by financing activities	3,534,032	1,193,902	1,792,007	5,172,470
Net increase in cash and cash equivalents	445,806	(1,726,670)	(1,872,782)	1,331,180
Cash and cash equivalents - beginning	84,194	1,956,976	1,956,976
Cash and cash equivalents - ending	530,000	230,306	84,194	1,956,976
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	836	1,601	2,843	43,548
Cash paid for income taxes
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	47,471	43,931	43,931	32,837
Line of credit and accrued interest exchanged for convertible debt				1,536,810
Accrued interest financed with convertible note			74,874
Beneficial conversion feature of convertible notes	195,770	84,562	347,398
Prepaid option and stock-based consulting				65,500
Conversion of notes for common stock	459,067			1,000,000
Note issued for accrual interest		74,874
Common stock issued for interest	$ 73,579

ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended
Mar. 31, 2013
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

NOTE 1 - Organization and Basis of Presentation

Organization

GelTech Solutions, Inc. ("GelTech" or the "Company") is a Delaware corporation organized in 2006. GelTech is focused on marketing four products: (1) FireIce®, a water enhancing powder that can be utilized both as a fire suppressant in urban firefighting, including underground utility fires, and in wildland firefighting and as a medium-term fire retardant to protect wildlands, structures and firefighters; (2) Soil2O® 'Dust Control', an application which is used for dust mitigation in the aggregate, road construction, mining, as well as, other industries that deal with daily dust control issues; (3) Soil2O®, a product which reduces the use of water and is primarily marketed to golf courses and the agriculture market; and (4) FireIce® Home Defense Unit, a system for applying FireIce® to structures to protect them from wildfires. Additionally, GelTech owns a United States patent for a method to modify weather.

The corporate office is located in Jupiter, Florida.

Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements include the accounts of the Company and its two wholly owned subsidiaries: WeatherTech Innovations, Inc. and FireIce Gel, Inc. (formerly GelTech Innovations, Inc.). These unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") in accordance with the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all of the information and footnotes required by "GAAP" for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. The information included in these unaudited condensed consolidated interim financial statements should be read in conjunction with Management's Discussion and Analysis of Financial Conditions and Results of Operations contained in this report and the audited consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 10-K for the year ended June 30, 2012 filed on September 28, 2012.

Inventories

Inventories as of March 31, 2013 consisted of raw materials and finished goods in the amounts of $289,576 and $379,755, respectively.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued expenses and line of credit, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible debt approximates the fair value because the interest rate on the convertible note does not vary materially from the market rate for similar debt instruments.

We adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of March 31, 2013 or June 30, 2012.

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant. Revenue is shown net of returns and allowances.

Products shipped from our third-party fulfillment companies or our Jupiter, Florida location are shipped FOB shipping point. Normal terms are net 30 or net 60 days depending on the arrangement we have with the customer. As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida location.

The Company follows the guidance of ASC 605-50-25, "Revenue Recognition, Customer Payments." Accordingly, any incentives received from vendors are recognized as a reduction of the cost of goods sold. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction of sales.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates for the three months and nine months ended March 31, 2013 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or debt conversion, valuation of debt discount related to the beneficial conversion feature of convertible notes, accruals for litigation losses and the valuation of deferred tax assets.

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10, "Earnings per Share." ASC 260-10 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. At March 31, 2013, there were stock appreciation rights to purchase 2,400,000 shares of the Company common stock, options to purchase 5,619,507 shares of the Company's common stock, warrants to purchase 1,920,258 shares of the Company's common stock, 800,000 restricted stock units and 6,336,267 shares of the Company's common stock are reserved for convertible notes which may dilute future earnings per share.

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with ASC 718-10, "Share-Based Payment," which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company's determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The Company estimates volatility based upon the historical stock price of the Company and estimates the expected term for employee stock options using the simplified method for employees and directors and the contractual term for non-employees. The risk free rate is determined based upon the prevailing rate of United States Treasury securities with similar maturities.

The fair values of stock option grants for the period from July 1, 2012 to March 31, 2013 were estimated using the following assumptions:

Risk free interest rate	0.53% - 1.99%
Expected term (in years)	2.5 - 10.0
Dividend yield	--
Volatility of common stock	89.67% - 93.11%
Estimated annual forfeitures	--

New Accounting Pronouncements

Accounting Standards Updates which were not effective until after March 31, 2013 are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2012
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

GelTech Solutions, Inc. ("GelTech" or the "Company") is a Delaware corporation organized in 2006. GelTech is focused on marketing four products: (1) FireIce®, a water soluble fire retardant used to protect firefighters, structures and wildlands; (2) Soil2O® Dust Control, our new application which is used for dust mitigation in the aggregate, road construction, mining, as well as, other industries that deal with daily dust control issues; (3) Soil2O®, a product which reduces the use of water and is primarily marketed to golf courses and the agriculture market; and (4) FireIce® Home Defense Unit, a system for applying FireIce® to structures to protect them from wildfires. Additionally, GelTech owns a United States patent for a method to modify weather.

The corporate office is located in Jupiter, Florida.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries: FireIce Gel, Inc. and Weather Tech Innovations, Inc. There has been no activity in Weather Tech Innovations, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For the purposes of the statements of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company's cash equivalents consist of a brokerage money market account.

Investments in Marketable Securities

The Company may invest in various marketable securities and accounts for such investments in accordance with ASC 320-10.

Certain securities that the Company may invest in may be determined to be non-marketable. Non-marketable securities where the Company owns less than 20% of the investee are accounted for at cost pursuant to ASC 323-10.

Management determines the appropriate classification of its investments at the time of acquisition and reevaluates such determination at each balance sheet date. Trading securities that the Company may hold are treated in accordance with ASC 320-10 with any unrealized gains and losses included in earnings. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported as a separate component of stockholders' equity. Investments classified as held-to-maturity are carried at amortized cost. In determining realized gains and losses, the cost of the securities sold is based on the specific identification method.

The Company periodically reviews its investments in marketable and non-marketable securities and records a reserve for impairment for any securities whose value is considered non-recoverable. The Company's determination of whether a security is other than temporarily impaired incorporates both quantitative and qualitative information. GAAP requires the exercise of judgment in making this assessment for qualitative information, rather than the application of fixed mathematical criteria. The Company considers a number of factors including, but not limited to, the length of time and the extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the reason for the decline in fair value, changes in fair value subsequent to the balance sheet date, and other factors specific to the individual investment. The Company's assessment involves a high degree of judgment and accordingly, actual results may differ materially from the Company's estimates and judgments.

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. Senior management reviews accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its overall allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Inventories

Inventories are stated at the lower of cost or market, with cost determined using a first-in, first-out method.

Property and Equipment and Depreciation

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method based on the estimated useful lives of the related assets of 3 to 7 years. Leasehold improvements are amortized over the lesser of the lease term or the useful life of the improvements. Expenditures for maintenance and repairs are expensed as incurred.

Impairment of Long-Lived Assets

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10. This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible and other debt approximates the fair value because the interest rate on those debts do not vary materially from the market rate for similar debt instruments.

Effective July 1, 2008, we adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities effective July 1, 2009. The adoption did not have a material impact on our results of operations, financial position or liquidity. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:

Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:

Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:

Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of June 30, 2012 or 2011.

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant. Revenue is shown net of returns and allowances.

Products shipped from either our third-party fulfillment companies or our Jupiter, Florida or Irwindale, California locations are shipped FOB shipping point. Normal payment terms are net 30 or net 60 days depending on the arrangement we have with the customer. As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida or Irwindale, California locations.

The Company follows the guidance of ASC 605-50-25, "Revenue Recognition, Customer Payments". Accordingly, any incentives received from vendors are recognized as a reduction of the cost of products. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold however, products we utilize to perform demonstrations for potential customers are recorded as a marketing expense in operations. During the fiscal years ended June 30, 2012 and 2011, these costs amounted to $50,622 and $48,661, respectively. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction in sales.

Shipping and Handling Costs

Amounts invoiced to customers for shipping and handling are included in revenues. Shipping and handling costs related to sales of products are included in selling, general and administrative expenses and were $63,726 and $24,077 in 2012 and 2011, respectively.

Research and Development

In accordance with ASC 730-10 expenditures for research and development of the Company's products are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $83,707 and $91,762 for the fiscal years ended June 30, 2012 and 2011, respectively.

Advertising

The Company conducts advertising for the promotion of its products and services. In accordance with ASC 720-35, advertising costs are charged to operations when incurred; such amounts aggregated $82,719 in fiscal 2012 and $267,043 in fiscal 2011.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates in fiscal 2012 and fiscal 2011 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of the beneficial conversion features associated with convertible notes, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or for debt conversion, accruals for litigation losses and the valuation of deferred tax assets.

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10. ASC 260-10 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. For the years ended June 30, 2012 and 2011, there was no separate computation of dilutive net loss per share since the common stock equivalents outstanding were anti-dilutive due to the net losses. At June 30, 2012 there were options to purchase 5,987,007 shares and warrants to purchase 4,805,258 shares of common stock outstanding which may dilute future earnings per share. In addition, there are 2,372,030 shares reserved for issuance related to convertible note agreements.

Stock-Based Compensation

The Company accounts for stock-based compensation to in accordance with ASC 718-10 which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values. Stock option compensation expense recognized under ASC 718-10 for the years ended June 30, 2012 and 2011 was $1,371,519 and $921,639, respectively, related to employee, director and advisory board stock options, and is included in selling, general and administrative expenses in the consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At June 30, 2011, the total compensation cost for stock options not yet recognized was $1,752,879. This cost will be amortized on a straight-line basis over the remaining requisite service period of the options.

The Company accounts for non-employee stock based awards at fair value in accordance with the measurement and recognition criteria of ASC 505-50 "Equity Based payments to Non-Employees. Stock based compensation to non-employees recognized for the years ended June 30, 2012 and 2011 was $-0- and $322,850, respectively. Unrecognized stock based compensation expense for non-employees as of June 30, 2011 was $42,500 and was included in expense during the year ended June 30, 2012. In addition, during 2011 the Company issued 125,000 shares of restricted common stock to a consultant. The restricted shares were valued on their vesting dates with the fair value being recorded as expense.

2007 Equity Incentive Plan

In January 2007, the Company established the 2007 Equity Incentive Plan under which provided for the issuance of up to 1,500,000 stock options, stock appreciation rights, restricted stock or restricted stock units to our directors, employees and consultants. In September 2008, the Board of Directors approved an amendment to the Company's 2007 Equity Incentive Plan to increase the number of shares authorized by the plan from 1,500,000 to 3,500,000. In fiscal 2012, Board of Directors increased the number of share authorized under the Plan to 4,500,000.

Under the Equity Incentive Plan, all directors who are not employees or own 10% or more of the Company's outstanding stock at the time of grant shall automatically receive a grant of stock options of grant as follows:

Initial Grants

A - Chairman of the Board

- 50,000 options

B - Director

- 30,000 options

C - Chair of a Committee

- 10,000 options

D - Member of a Committee

- 5,000 options

Annual Grants

A - Chairman of the Board

- 35,000 options

B - Director

- 50,000 options

C - Chair of a Committee

- 10,000 options

D - Member of a Committee

- 5,000 options

All initial grants of options to new non-employee directors and committee members vest annually over a three year period on the anniversary date of the grant, subject to continuing service as a director, Committee member, Chairman of the Board or Chairman of a Committee on the applicable vesting date. Options automatically granted annually under the 2007 Equity Incentive Plan vest the following June 30th, subject to continuing service as a director. Because our Chairman of the Board is an employee, he is not eligible for a grant. The exercise price of options or stock appreciation rights granted under the 2007 Equity Incentive Plan shall not be less than the fair market value of the underlying common stock at the time of grant. In the case of incentive stock options, the exercise price may not be less than 110% of the fair market value in the case of 10% shareholders. Options and stock appreciation rights granted under the 2007 Equity Incentive Plan shall expire no later than ten years after the date of grant. The option price may be paid in United States dollars by check or wire transfer or, at the discretion of the Board of Directors or Compensation Committee, by delivery of shares of our common stock having fair market value equal as of the date of exercise to the cash exercise price, or a combination thereof.

The identification of individuals entitled to receive awards, the terms of the awards, and the number of shares subject to individual awards, are determined by the Board of Directors or the Compensation Committee, in their sole discretion. The purchase price per share, if applicable, shall be adjusted for any increase or decrease in the number of issued shares resulting from a recapitalization, reorganization, merger, consolidation, exchange of shares, stock dividend, stock split, reverse stock split, or other subdivision or consolidation of shares.

The Board of Directors or the Compensation Committee may from time to time alter, amend, suspend, or discontinue the Equity Incentive Plan with respect to any shares as to which awards of stock rights have not been granted. However no rights granted with respect to any awards under this Equity Incentive Plan before the amendment or alteration shall be impaired by any such amendment, except with the written consent of the grantee. Under the terms of the Equity Incentive Plan, the Board of Directors or the Compensation Committee may also grant awards which will be subject to vesting under certain conditions. The vesting may be time-based or based upon meeting performance standards, or both.

In April 2010, the Company amended the 2007 Equity Incentive Plan to increase the number of stock options granted annually to directors from 20,000 to 50,000.

All of our Stock Option Agreements provide for "clawback" provisions, which enable our Board of Directors to cancel stock awards and recover past profits if the person is dismissed for cause or commits certain acts which harm us.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company's determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The fair value of stock option grants for the fiscal year ended June 30, 2012 and 2011 were estimated using the following weighted- average assumptions:

	2012	2011
Risk free interest rate	0.23% - 2.35%	1.39% - 2.24%
Expected term in years	1.5 - 6.5	4.0 - 6.5
Dividend yield	-	-
Volatility of common stock	87.55% - 91.39%	87.24% - 96.46%
Estimated annual forfeitures	-	-

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's stock options and warrants have characteristics different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options In fiscal 2012 and 2011, the Company used the Company's trading prices in calculating the stock price volatility and based its volatility on historical volatility. The expected term was estimated using the simplified method for employee stock options since the Company does not have adequate historical exercise data to estimate the expected term.

Options to Purchase Common Stock

A summary of stock option transactions issued to employees under the 2007 Plan for the fiscal years ended June 30, 2012 and 2011 is as follows:

Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	3,290,500	$1.22	10.00
Exercised		$-	-
Forfeited	(500,000)	$1.00	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,439,507	$1.12	5.39	$2,787,063
Exercisable at June 30, 2011	1,952,919	$0.99	4.51	$1,487,668

Weighted average fair value of options granted during the year ended June 30, 2011		$0.82

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-	7.47
Expired	(525,000)	$1.00
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

In February 2010, the Company granted options to purchase 5,000 shares of the Company's common stock to the new director of the Company upon his appointment to the audit committee. The options have an exercise price of $1.95 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 101.79% derived from the market price of the Company's common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.96%. The value of the options will be recognized over the vesting term, three years.

In May 2010, the Company granted options to purchase 30,000 shares of the Company's common stock to a new director of the Company. The options have an exercise price of $1.55 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 95.12% derived from the market price of the Company's common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.89%. The value of the options will be recognized over the vesting term, three years.

On July 1, 2010, the Company granted options to purchase 165,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.21 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.46% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, one year.

On July 6, 2010, the Company granted options to purchase 33,000 shares of the Company's common stock to employees of the Company. The options have an exercise price of $1.20 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.03% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On August 12, 2010, the Company granted options to purchase 30,000 shares of the Company's common stock to a new director upon his appointment to the board. The options have an exercise price of $1.08 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, three years.

On September 27, 2010, the Company granted options to purchase 10,000 shares of the Company's common stock to a director upon his appointment as chairman of the Company's audit committee. The options have an exercise price of $1.35 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On September 29, 2010, the Company granted options to purchase 5,000 shares of the Company's common stock to a director upon his appointment as a member of the Company's audit committee. The options have an exercise price of $1.38 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On December 8, 2010, the Company granted options to purchase a total of 2,250,000 shares of the Company's common stock to its Chief Executive Officer, President and Chief Technology Officer. The grants of 750,000 options per officer, 150,000 vested immediately and the remainder vest semiannually over three years beginning June 30, 2011, have an exercise price of $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.42%. The value of the options will be recognized 20% immediately and the remainder over the vesting term, three years.

In December 2010, the Company announced a marketing arrangement with a prominent actor. In connection with the arrangement, the Company agreed to issue the actor five year options to purchase up to 2,000,000 shares of common stock at $1.20 per share upon the signing of an agreement. As of June 30, 2012, the agreement has not been signed and the Company does not anticipate an agreement will be concluded.

In February 2011, the Company granted five-year options to purchase 237,500 shares of the Company's common stock at an exercise price of $1.17 per share to employees. The options will vest semiannually over three years beginning June 30, 2011. The options were valued at $175,694 with the Black-Scholes option pricing model using a volatility of 88.13%, based upon the historical price of the Company's common stock, an expected term of 4 years, calculated using the simplified method and based upon a discount rate of 1.39%, equal to the rate for treasury securities with similar expected terms. The expense will be recognized over the vesting term.

On March 10, 2011, the Company granted options to purchase a total of 750,000 shares of the Company's common stock (250,000 each) to its Chief Executive Officer, President and Chief Technology Officer exercisable at $1.25 per share over ten years. The options vest annually over three years, subject to the Company meeting certain performance milestones and are further subject to the officer's continued employment with the Company. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 10, 2011, the Company granted options to purchase a total of 210,000 shares of the Company's common stock to Directors. The options vest semiannually over three years, beginning June 30, 2011, have an exercise price of $1.25 per share, and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 23, 2011, the Company granted five-year options to purchase 20,000 shares of the Company's common stock at an exercise price of $1.60 per share to a new employee. The options vest semi-annually over a three year period with the first vesting date being June 30, 2011. The options were valued using the Black-Scholes model using a volatility of 89.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.6%. The value of the options will be recognized over the vesting term, three years.

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were granted by the Company on June 3, 2011, to its Chief Financial Officer (CFO) became effective, upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th over the 3-year requisite service period with the first vesting date being December 31, 2011, subject to continued employment. The options were valued at $224,778 using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. In December 2011, the Company reduced the exercise price of the options to $0.60 per share as inducement for a loan from the CFO (See related party transactions). As a result, the value of the options was increased by $15,067 which will be recorded as expense over the remaining requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers (a total of 525,000 options). The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

In June 2012, the Company granted the Company's president a three year extension and amended the exercise price of options to purchase 50,000 shares of common stock which had an original expiration date of June 25, 2012. The extended options vested immediately and were valued with the Black-Scholes option pricing model using a volatility of 91.39% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 1.5 years (using the simplified method) and a discount rate of 0.23%. The calculated value of $17,011 was recognized as expense during the year ended June 30, 2012.

A summary of options issued to non-employees under the 2007 Plan and changes during the period from June 30, 2010 to June 30, 2011 and from June 30, 2011 to June 30, 2012 is as follows:

Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	420,000	$1.22	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	790,000	$1.25	7.98	$407,850
Exercisable at June 30, 2011	491,666	$1.22	7.08	$272,900

Weighted average fair value of options granted during the year ended June 30, 2011		$0.84

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

On December 8, 2010, the Company granted options to purchase a total of 350,000 shares of the Company's common stock, 100,000 to its legal counsel and 250,000 to a consultant, in recognition of past service to the Company. Options vested immediately, are exercisable at $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.0 years, and a discount rate of 1.87%. The value of the options was recognized in December 2010.

On January 29, 2011, the Company granted options to purchase a total of 100,000 shares of the Company's common stock to its largest principal stockholder in connection with the shareholder's exercise of warrants to purchase 303,303 shares of common stock at an exercise price which exceeded the then current market price of the Company's common stock. The warrants vest immediately, have an exercise price of $1.15 per share, and have a three year term. The warrants were valued using the Black-Scholes model using a volatility of 88.18% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 0.96%. The value of the warrants were recognized in other expense during the year ended June 30, 2011.

On March 10, 2011, the Company granted options to purchase a total of 35,000 shares of the Company's common stock to a consultant. The options vested immediately, have an exercise price of $1.15 per share, and have a three year term. The options were valued at $25,210 using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 1.13%. The value of the options was recognized during the three months ended March 31, 2011.

On July 1, 2011, the Company granted options to purchase 245,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

On January 5, 2012, the Company granted options to purchase 35,000 shares of the Company's common stock to a new director of the Company upon his appointment to the board and his election to serve on the audit committee. The options have an exercise price of $0.60 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.55% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.30%. The value of the options, $14,633, will be recognized over the vesting term, three years.

A summary of options issued to non-employees under the 2007 Plan and changes during the fiscal years ended June 30, 2012 and 2011 is as follows:

Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	4.53
Granted	485,000	$1.22	5.00
Exercised	(100,000)	$1.22	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	540,000	$1.16	3.14	$319,750
Exercisable at June 30, 2011	540,000	$1.16	3.14	$319,750

Weighted average fair value of options granted during the year ended June 30, 2011		$0.79

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Warrants to Purchase Common Stock

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

A summary of warrants issued for cash and changes during the periods June 30, 2010 to June 30, 2011 and from June 30, 2011 to June 30, 2012 is as follows:

Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	2,341,200	$1.31	5.0
Exercised	(423,303)	$1.25	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,651,200	$1.46	2.68
Exercisable at June 30, 2011	4,651,200	$1.46	2.68

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

During fiscal 2011, the Company issued three year warrants to purchase 841,200 shares of the Company's common stock at an exercise price of $1.25 per share and issued five year warrants to purchase 200,000 shares of the Company's common stock at an exercise price of $1.25 per share in connection with private placement transactions.

In February, 2011, the Company issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.25 per share in connection with the reduction of the Company's line of credit. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The Company recognized a loss on extinguishment of debt equal to the value of the warrants. (See Note 6.)

In addition, in connection with the new convertible note, the Company issued warrants to purchase 300,000 shares of common stock at an exercise price of $1.75 per share. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The Company recognized a loss on extinguishment of debt equal to the value of the warrants. (See Note 6.)

In December 2011, the Company issued 130,000 shares of common stock to a director in connection with the exercise of warrants with an exercise price of $0.50 per share in exchange for $65,000. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share. (See Note 9).

In January 2012, the Company issued 85,000 shares in exchange for $42,500 in connection with the exercise of warrants. The warrants had original exercise prices between $1.25 and $1.60 share. As a result, the Company recognized a loss on warrant repricing of $11,919 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

In July 2011, the Company rescinded the cashless exercise of warrants to purchase 45,000 shares of the Company's common stock at $1.25 per share held by a former director.

In May 2012, warrants to purchase 150,000 shares of common stock at $1.50 per share, held by our largest principal stockholder, expired.

Income Taxes

The Company accounts for income taxes pursuant to the provisions of ASC 740-10, "Accounting for Income Taxes," which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provisions of the ASC 740 -10 related to, Accounting for Uncertain Income Tax Positions. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

Effective July 1, 2007, the Company adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. As of June 30, 2012, the fiscal tax years ended June 30, 2009, 2010 and 2011 are still subject to audit.

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonably estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss, if recovery is also deemed probable.

New Accounting Pronouncements

ASUs which were not effective until after June 30, 2012 are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

GOING CONCERN	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
GOING CONCERN [Abstract]
Going Concern

NOTE 2 - Going Concern

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. As of March 31, 2013, the Company had a working capital deficit, an accumulated deficit and stockholders' deficit of $122,280, $26,861,072 and $1,831,028, respectively, and incurred losses from operations of $4,061,186 for the nine months ended March 31, 2013 and used cash from operations of $3,075,253 during the nine months ended March 31, 2013. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company's ability to continue as a going concern.

In January 2012, the Company signed a purchase agreement with Lincoln Park Capital Fund LLC which provided for the sale of up to an additional $4.9 million worth of common stock of the Company, in addition to the $100,000 purchased upon entering into the agreement. To date the Company has issued 2,336,569 shares of common stock in exchange for $1,420,003 under this agreement and has the ability to sell another $3.6 million under the agreement under certain circumstances.

Management believes that the actions presently being taken provide the opportunity for the Company to continue as a going concern. Ultimately, the continuation of the Company as a going concern is dependent upon the ability of the Company to generated sufficient revenue to attain profitable operations. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2.

GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. The Company has a net loss and net cash used in operating activities in 2012 of $7,130,059 and $3,634,531 respectively and has a working capital deficit, accumulated deficit and stockholders' deficit of $1,672,829, $22,799,886 and $2,965,902, respectively, at June 30, 2012. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary debt or equity financing to continue operations, and the attainment of profitable operations. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended June 30, 2012 the Company issued 1,143,400 shares of common in exchange for $571,700. In addition, in January 2012, the Company signed a purchase agreement with Lincoln Park Capital Fund, LLC which provided for the sale of up to an additional $4.9 million worth of common stock of the Company. During the year ended June 30, 2012, the Company has issued 1,002,749 shares of common stock in exchange for $610,000 under this agreement and has the ability to sell another $4.3 million under the agreement.

Management believes that the actions presently being taken provide the opportunity for the Company to continue as a going concern.

CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Convertible and Non-Convertible Note Agreements [Abstract]
Convertible and Non-Convertible Note Agreements

NOTE 3 - Convertible and Non-Convertible Note Agreements

On May 29, 2009, the Company received a line of credit ("Line of Credit") from the Company's principal stockholder (the "Lender"). In connection with this Line of Credit, the Company executed a Revolving Promissory Note which permitted the Company to borrow up to $2,500,000. Interest, at an annual rate of 5%, was due monthly on the 20th day of each month which commenced on July 20, 2009.

In February 2011, the Company renegotiated the Line of Credit Agreement with the Lender. As part of the renegotiation, the Company issued 892,857 shares of the Company's common stock and five-year warrants to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.25 per share in exchange for a $1,000,000 reduction in the principal amount of the Line of Credit. In addition, the remaining principal amount due under the line of credit of $1,497,483 was replaced by a five-year convertible note of the same amount, convertible at $1.12 per share (fair market value on transaction date based upon the quoted trading price) and bearing annual interest of 5%, due on the maturity date of the note (the "2011 Note"). As an inducement for the Lender to enter into the convertible note agreement, the Company granted the Lender five-year warrants to purchase 300,000 shares of the Company's common stock at an exercise price of $1.75 per share. These warrants were exercised in September 2012 in exchange for $150,000 in connection with the Company's offer to all warrant holders to exercise warrants at $0.50 per share instead of the exercise price negotiated on the date of the grant. In February 2013, the 2011 Note, plus a $275,000 convertible original issue discount note were combined into one convertible note agreement, see discussion below.

In December 2011, the Company received short term advances from its Chief Executive Officer, former President and Chief Financial Officer in the amounts of $10,000, $29,380 and $50,000, respectively. The advances bear interest rates of 0.7%, 5.0% and 5.0%, respectively. In addition, as further inducement for the advance from the Chief Financial Officer, the Company approved the reduction in the exercise price of 150,000 options granted to the Chief Financial Officer from $1.95 to $0.60 per share. In connection with this repricing, the expense related to the vesting of these options was increased by $15,067 which will be recognized over the remaining service period. Through March 31, 2013, the Company has made repayments to its Chief Executive Officer, former President and Chief Financial Officer on the notes due these individuals in the amounts of $9,839, $29,380 and $50,000, respectively. As of March 31, 2013, accrued interest due to the CEO and CFO related to these notes amounted to $2,372.

On March 9, 2012, the Company received $105,000 from third parties in exchange for nine month convertible original issue discount notes in the amount of $107,625. The notes bear an annual interest rate of 5% and are convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the notes, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $84,562 which will be amortized to interest expense over the life of the notes. In September 2012, the Company issued new one-year convertible original issue discount notes in the amount of $120,540, bearing annual interest of 12% and convertible at $0.50 per share in exchange for cancellation of the old notes. This modification was not considered a debt extinguishment. In accordance with ASC 470, the Company will recognize a debt discount related to the change in fair value of the embedded conversion option in the amount of $35,138 which will be amortized to interest expense over the life of the convertible notes. For the nine months ended March 31, 2013, the Company has recognized interest expense of $7,036 and $53,668, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

On March 10, 2012, the Company received $75,000 from a director in exchange for a six month convertible original issue discount note in the amount of $76,875. The note bears an annual interest rate of 5% and is convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $63,038 which will be amortized to interest expense over the life of the note. In September 2012, the Company issued a new one-year convertible original issue discount note in the amount of $86,100, bearing annual interest of 12% and convertible at $0.50 per share in exchange for cancellation of the old note. This modification was not considered a debt extinguishment. In accordance with ASC 470, the Company will recognize a debt discount related to the change in fair value of the embedded conversion option in the amount of $24,971 which will be amortized to interest expense over the life of the convertible note. For the nine months ended March 31, 2013, the Company has recognized interest expense of $5,802 and $37,996, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

On March 29, 2012, the Company received $250,000 from its principal stockholder and accrued interest due this stockholder as of February 18, 2012 of $74,874 was paid by including the interest in a new six month convertible original issue discount note in the amount of $332,996. The note bears an annual interest rate of 5% and is convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $199,798 and an original issue discount of $8,121 which will be amortized to interest expense over the life of the note. For the period from July 1, 2012 to September 28, 2012 the Company recognized interest expense of $3,972 and $97,703, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount. On September 28, 2012, the holder elected to convert the note into common stock and was issued 665,992 shares of common stock by the Company.

In August 2012, the Company received $175,000 in exchange for six month convertible original issue discount notes in the amount of $179,375 with two accredited investors. The notes are convertible into common stock at $0.50 per share. The notes bear an annual interest rate of 5% and are convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the notes, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $106,600 and an original issue discount of $4,375 which will be amortized to interest expense over the life of the notes. For the nine months ended March 31, 2013, the Company has recognized interest expense of $4,375 and $106,600, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount. In February 2013, one note holder was issued 205,000 shares of the Company's common stock in exchange for a note in the amount of $102,500. In addition, the other note holder was issued a new one year original issue discount note for $86,100 convertible at $0.35 per share. The Company recorded an original issue discount of $9,225 and a beneficial conversion feature discount of $4,920 in connection with the new note. The Company recognized interest expense of $2,940 and $782, respectively, related to the original issue discount and the beneficial conversion feature discount during the nine months ended March 31, 2013.

On December 28, 2012, the Company received $250,000 from its principal stockholder in exchange for a one year convertible original issue discount note in the amount of $275,000 (the "2012 Note"). The note bears an annual interest rate of 10% and is convertible into the Company's common stock at the rate of $0.35 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $23,571 and an original issue discount of $25,000 which will be amortized to interest expense over the life of the note. In February 2013, the Company entered into a new convertible note agreement in the amount of $1,997,483, convertible into common stock at a conversion price of $0.35 per share, bearing interest at an annual rate of 7.5% and due on December 31, 2016. This note was issued in exchange for the 2011 Note and the 2012 Note and receipt of $250,000. In connection with the transaction, the Company issued 210,226 shares of common stock in exchange for accrued interest of $73,579 due on the 2011 and 2012 notes resulting in a loss on conversion of interest of $4,204. The exchange of cash and the 2011 and 2012 notes was recorded as a debt extinguishment which resulted in a loss on extinguishment of debt in the amount of $21,311 for the three and nine months ended March 31, 2013. Because this convertible debt instrument contained an embedded beneficial conversion feature, and was extinguished before conversion, the amount of the reacquisition price to be allocated to the repurchased beneficial feature was measured using the intrinsic value of that conversion feature at the extinguishment date and was immaterial. In connection with the new note agreement, the Company recorded a note discount in the amount of $114,142 related to the beneficial conversion feature of the note calculated using the intrinsic value, of which $6,218 has been amortized as of March 31, 2013.

6.

CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS

On May 29, 2009, the Company entered into a Credit Enhancement and Financing Security Agreement with the Company's largest principal stockholder. In connection with this agreement the Company executed a Revolving Promissory Note which permits the Company to borrow up to $2,500,000. Interest, at an annual rate of 5%, is due monthly on the 20th day of each month which commenced on July 20, 2009.

On May 20, 2010, the Company and its largest stockholder entered into a one year extension of the $2.5 million line of credit agreement. In exchange for the one year extension, the Company gave its largest stockholder, 150,000 shares of common stock, two year warrants to purchase 150,000 shares of the Company's common stock at an exercise price of $1.50 per share and a cash payment of $60,000. The Company has recorded the value of the shares, warrants and cash given as a debt issuance costs and was amortized over the one year period of the extension (See Note 7). The value of the shares issued was calculated to be $150,000 based upon the current price of private placement transactions, $1.00, and the warrants issued were valued at $59,865 using the Black-Scholes option pricing model using a volatility of 98.66%, an expected term of 2 years and a discount rate of 0.76%.

In February 2011, the Company renegotiated the Line of Credit Agreement with its largest principal stockholder (the Lender). As part of the renegotiation, the Company issued 892,857 shares of the Company's common stock and five-year warrants to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.25 per share in exchange for a $1,000,000 reduction in the principal amount of the Line of Credit. In addition, the remaining principal amount due under the line of credit of $1,497,483 was replaced by a five-year convertible note of the same amount, convertible at $1.12 per share (fair market value on transaction date based upon the quoted trading price) and bearing annual interest of 5%, due on the maturity date of the note. As an inducement for the Lender to enter into the convertible note agreement, the Company granted the Lender five-year warrants to purchase 300,000 shares of the Company's common stock at an exercise price of $1.75 per share. This debt modification was treated as a debt extinguishment for accounting purposes as a substantive conversion feature was added to the new debt. The fair market value of the common stock and warrants issued to reduce the debt amount by $1,000,000 varied from the value of the Company's recent private placements and accordingly, the Company recorded a loss on extinguishment of $84,500. In addition, the 300,000 warrants issued in connection with the convertible note were valued using the Black-Scholes option pricing model and the fair market value of the warrants, $182,890, was considered a fee attributed to the old debt in accordance with ASC 470-50-40-17 and was also recorded as a loss on extinguishment of debt. Interest accrued on the convertible note during the year ended June 30, 2011 and outstanding as of June 30, 2011 amounted to $27,130. Total interest expense on the previous line of credit, including amortization of debt issuance costs, amounted to $277,199 for the year ended June 30, 2011.

On March 9, 2012, the Company received $105,000 from third parties in exchange for six month convertible original issue discount notes in the amount of $107,625. The notes bear an annual interest rate of 5% and are convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the notes, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $84,562 which will be amortized to interest expense over the life of the notes. For the year ended June 30, 2012, the Company has recognized interest expense of $1,620 and $52,157, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

On March 10, 2012, the Company received $75,000 from a director in exchange for a six month convertible original issue discount note in the amount of $76,875. The note bears an annual interest rate of 5% and is convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $63,038 which will be amortized to interest expense over the life of the note. For the year ended June 30, 2012, the Company has recognized interest expense of $1,154 and $38,792, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

On March 29, 2012, the Company received $250,000 from its largest principal stockholder and accrued interest due this stockholder as of February 18, 2012 of $74,874 was paid by including the interest in a new six month convertible original issue discount note in the amount of $332,996. The note bears an annual interest rate of 5% and is convertible into the Company's common stock at the rate of $0.50 per share. In connection with the issuance of the note, the Company recorded a loan discount related to the intrinsic value of the beneficial conversion feature in the amount of $199,798 and an original issue discount of $8,121 which will be amortized to interest expense over the life of the note. For the year ended June 30, 2012, the Company has recognized interest expense of $4,150 and $102,094, respectively, related to the amortization of the original issue discount and the beneficial conversion feature discount.

A summary of notes payable and related discounts as of June 30, 2012 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount
Third parties
Convertible notes payable	$107,625	$(33,411)	$74,214
Less current portion	107,625	(33,411)	74,214
Convertible notes payable, net of current portion	$-	$-	$-

Related parties
Convertible notes payable	$1,907,354	$(126,641)	$1,780,713
Notes payable	84,380	-	84,380
	1,991,734	(126,641)	1,865,093
Less current portion	494,251	(126,641)	367,610
Convertible and non-convertible note payable, net of current portion	$1,497,483	$-	$1,497,483

ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

3.

ACCOUNTS RECEIVABLE

Accounts receivable at June 30, 2012 and 2011 was as follows:

	2012	2011
Accounts receivable	$95,685	$141,609
Allowance for doubtful accounts	(40,525)	(37,785)
	$55,160	$103,824

Bad debt expense on trade accounts receivable for 2012 and 2011 was $2,739 and $13,865, respectively.

STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 4 - Stockholders' Equity

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitation as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware General Corporation Law.

Common Stock

The issuances of common stock during the nine months ended March 31, 2013 were as follows:

During the nine months ended March 31, 2013, the Company has issued 1,333,820 shares of common stock in exchange for $810,003 in connection with the Purchase Agreement with Lincoln Park Capital.

In August 2012, the Company issued 256,000 shares of common stock in exchange for $128,000 in connection with private placement transactions with two accredited investors.

In September 2012, the Company issued 1,740,000 shares of common stock in exchange for $870,000 in connection with the exercise of 1,640,000 warrants and 100,000 options to purchase shares of the Company's common stock related to an offer by the Company to reduce the exercise price to $0.50 per share. The original exercise prices of the warrants and options ranged from $1.25 to $1.75 per share. The cost of repricing warrants recognized by the Company amounted to $70,491 for the three months ended September 30, 2012. The cost represents the incremental increase in the fair value of the repriced warrants and options as compared to the original warrants and options granted, valued on the exercise date. The fair value of the warrants and options was determined using the Black-Scholes option pricing model.

In October 2012, the Company issued 80,000 shares of common in exchange for $40,000 in connection with the exercise of warrants at $0.50 per share.

In September 2012, our principal shareholder converted his $322,996 convertible original issue discount note which was due on September 28, 2012 into 665,992 shares of common stock.

In February 2013, the Company issued 210,226 shares of common stock to its principal shareholder as payment of accrued interest in the amount of $73,579. The Company recorded a loss on conversion of interest of $4,204 in connection with this transaction representing the difference between the conversion price of $0.35 per share and the fair market value of the stock on the date of conversion, $0.37 per share.

In February 2013, the Company issued 1,285,714 shares of common stock in connection with a private placement with its principal shareholder in exchange for $450,000.

In February 2013, the Company issued 241,379 shares of common stock each to its Chief Executive Officer and its Chief Technology Officer in exchange for $280,000 in connection with private placements.

In February and March 2013, the Company issued 857,142 shares of common stock in exchange for $300,000 in connection with private placements with consultants who are accredited investors.

In February 2013, the Company issued 172,412 shares of common stock in exchange for $100,000 in connection with private placements with two accredited investors.

In February 2013, the Company issued 205,000 shares of common stock in connection with the conversion of a convertible original issue discount note in the amount of $102,500.

In March 2013, the Company issued 9,171 shares of common stock related to the cashless exercise of 45,000 warrants to purchase common stock at an exercise price of $1.25 per share based upon a fair market value of our stock of $1.57 on the date of exercise.

Options and Stock Appreciation Rights to Purchase Common Stock

Stock-based compensation expense recognized under ASC 718-10 for the period July 1, 2012 to March 31, 2013 was $1,234,945 for stock options and stock appreciation rights granted to employees, directors and a consultant. This expense is included in selling, general and administrative expenses in the unaudited condensed consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At December 31, 2012, the total compensation cost for stock options and stock appreciation rights not yet recognized was approximately $1,571,802. This cost will be recognized over the remaining vesting term of the options and stock appreciation rights of approximately three years.

Restricted Stock Units

The Company recognized stock-based compensation expense of $90,000 related to vested restricted stock units granted to the Company's Executive Chairman. Stock based compensation expense not yet recognized related to restricted stock units amounted to $270,000 at March 31, 2013. This cost will be recognized over the remaining vesting term of the restricted stock units of approximately three years.

A summary of transactions for all employee stock options and stock appreciation rights for the nine month periods ended March 31, 2013 and 2012 is as follows:

Employee Options and Stock Appreciation Rights

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	4,439,507	$1.12	6.40
Granted	675,000	$1.06	-
Exercised	-	$-	-
Forfeited	-	$-
Expired	(525,000)	$1.00	-
Outstanding at March 31, 2012	4,589,507	$1.08	5.69	$71,956
Exercisable at March 31, 2012	2,355,508	$1.03	4.89	$71,956

Weighted average fair value of options granted during the nine months ended March 31, 2012		$0.82

Balance at June 30, 2012	4,589,507	$1.04	5.95
Granted	4,247,500	$0.50	9.60
Exercised	-	$-	-
Forfeited	(2,875,000)	$0.92	-
Expired	-	$-
Outstanding at March 31, 2013	5,962,007	$0.75	6.87	$2,721,109
Exercisable at March 31, 2013	3,375,257	$0.86	5.97	$1,159,109

Weighted average fair value of options granted during the nine months ended March 31, 2013		$0.37

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were contingently granted by the Company on June 3, 2011, were granted to its Chief Financial Officer, upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. The value of the options, $224,778, will be recorded as expense over the requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers. The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

On September 21, 2012, the Company granted options to purchase 70,000 shares of the Company's common stock at an exercise price of $0.63 per share to the father of the Company's Chief Executive Officer and Chief Technology Officer in recognition of his service. Of the options granted, 35,000 vest immediately with the remainder vesting semi-annually each December 31 and June 30 over a three year period, subject to continued employment on the vesting date. The Company valued the options at $28,358 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%.

On September 21, 2012, the Company granted five-year options to purchase 265,000 shares of common stock at an exercise price of $0.60 per share to non-executive employees. The options vest 25% immediately with the remainder vesting annually over three years, subject to continued employment. The Company valued the options at $101,029 using the Black-Scholes option pricing model using a volatility of 89.93%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%. The resulting expense will be recognized 25% immediately and the remainder over the vesting period.

On November 14, 2012 , the Compensation Committee of the Board of Directors granted its Chief Executive Officer, Chief Financial Officer, Chief Technology Officer and former President 800,000 each stock settled stock appreciation rights ("SARS") of which (i) 200,000 vested immediately, (ii) 200,000 vest upon the Company generating $3,000,000 in revenue in any 12-month period, (iii) another 200,000 vest upon the Company generating $5,000,000 in revenue in any 12-month period and (iv) another 200,000 vest upon the Company generating $6,000,000 in revenue in any 12-month period. The SARs are exercisable at $0.45 per share over a 10-year period. The Company valued the SARS at $1,086,560 using the Black-Scholes option pricing model using a volatility of 89.67%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 6.5 years, using the Simplified Method and a discount rate of 0.93%. The resulting expense will be recognized 25% immediately and the remainder over the vesting period.

The Company's Chief Executive Officer, former President and Chief Technology Officer agreed to cancel the 250,000 stock options granted to each of them in their prior employment agreements.

In connection with a Termination and Release Agreement (the "Release Agreement") effective February 8, 2013, the Company issued its former President options to purchase 112,500 shares of common stock at an exercise price of $0.39 per share, subject to a lockup agreement for the option shares and the other shares he currently owns. The options are fully vested and have a ten year term. Additionally, in connection with the Release Agreement the Company cancelled options to purchase 1,325,000 shares of common stock at exercise prices from $0.667 to $1.22 per share and cancelled stock appreciation rights for 800,000 shares of common stock at an exercise price of $0.45 per share. Because the value of the options and stock appreciation rights cancelled exceeded the fair value of the new options granted, no expense will be recognized relating to these options.

A summary of options issued to directors under the 2007 Plan and changes during the period from June 30, 2011 to March 31, 2012 and from June 30, 2012 to March 31, 2013 is as follows:

Options Issued to Directors

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	-	$-	-
Outstanding at March 31, 2012	892,500	$1.35	7.89	$13,585
Exercisable at March 31, 2012	538,834	$1.25	7.10	$5,535

Weighted average fair value of options granted during the nine months ended March 31, 2012		$1.13

Balance at June 30, 2012	857,500	$1.36	7.96
Granted	610,000	$0.95	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2013	1,467,500	$1.19	8.25	$224,970
Exercisable at March 31, 2013	770,582	$1.39	7.12	$60,737

Weighted average fair value of options granted during the nine months ended March 31, 2013		$0.72

On July 1, 2011, as an automatic granter under the Equity Incentive Plan, the Company granted options to purchase 245,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

On July 1, 2012, as an automatic granter under the Equity Incentive Plan, the Company issued options to purchase 230,000 shares of common stock to directors. The options have an exercise price of $0.91 per share, vest on June 30, 2013¸ subject to continuing service as a director and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 91.04% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 0.82%. The value of these options will be recognized as expense over the requisite service period.

On December 6, 2012, the Company issued options to purchase 5,000 shares of common stock to a director upon his appointment to the audit committee. The options have an exercise price of $0.36 per share, and vest over three years, subject to continued service and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.86% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 0.90%. The value of these options, $1,360, will be recognized as expense over the requisite service period.

In March 2013, the Company granted each of its three non-employee directors ten year options to purchase 125,000 shares of common stock at an exercise price of $0.99 per share. The options vest annually over a three year period, subject to continued service as a director. The options were valued using the Black-Scholes model using a volatility of 93.11 (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of these options, $287,405, will be recognized as expense over the requisite service period.

A summary of options issued to non-employees under the 2007 Plan and changes during the nine month periods from June 30, 2011 to March 31, 2012 and from June 30, 2012 to March 31, 2013 is as follows:

Non-Employee, Non-Director Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2012	540,000	$1.16	2.39	$-
Exercisable at March 31, 2012	540,000	$1.16	2.39	$-

Weighted average fair value of options granted during the nine months ended March 31, 2012		N/A

Balance at June 30, 2012	540,000	$1.16	3.14
Granted	150,000	$1.33	10.00
Exercised	(100,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2013	590,000	$1.19	3.67	$32,750
Exercisable at March 31, 2013	440,000	$1.14	1.52	$32,750

Weighted average fair value of options granted during the nine months ended March 31, 2013		N/A

In September 2012, the Company issued 100,000 shares of common stock in exchange for $50,000 in connection with the exercise of 100,000 options to purchase shares of the Company's common stock related to an offer by the Company to reduce the exercise price to $0.50 per share. The original exercise price of the options was $1.25 per share. The Company recognized a loss resulting from the reduction of the exercise price of the options exercised in the amount of $391 representing the difference in the fair market value of the repriced options as compared to the fair market value of the original options on the exercise date. The fair market value of the options was determined using the Black-Scholes options pricing model.

In March 2013, the Company granted ten year options to purchase 150,000 shares of common stock at an exercise price of $1.33 per share to a consultant. The options vest annually over a three year period, subject to continued service as a consultant. The options were valued using the Black-Scholes model using a volatility of 93.11 (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.23%. The value of these options, $154,415, will be recognized as expense over the requisite service period.

Warrants to Purchase Common Stock

The Company accounts for warrants issued for services in accordance with ASC 505-50-30-2 Equity Based Payments to Non-Employees. As such, the Company calculates the fair value of the warrants granted using the Black-Scholes option pricing model and records the fair value to either prepaid expense or expense based upon the terms of the underlying contract for services. In applying the Black-Scholes method, the Company calculates volatility based upon the historical market price of the Company's common stock, utilizes discount rates obtained from the Federal Reserve Statistical Release for treasury instruments of the same duration and expected term as the contractual term of the warrants.

Warrants issued in connection with the sale of shares of common stock are treated as part of the equity transaction and are recorded in stockholders' equity or liabilities in accordance with the guidance at ASC 480-10-25.

A summary of warrants issued for settlements and changes during the periods July 1, 2011 to March 31, 2012 and from July 1, 2012 to March 31, 2013 is as follows:

Warrants Issued as Settlements

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2011	474,508	$1.05	1.91
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2012	344,508	$1.50	1.17
Exercisable at March 31, 2012	344,508	$1.50	1.17

Weighted average fair value of warrants granted during the nine months ended March 31, 2012		N/A

Balance at June 30, 2012	344,058	$1.50	0.92
Granted	350,000	$0.60	5.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2013	694,058	$0.84	2.34
Exercisable at March 31, 2013	694,058	$0.84	2.34

Weighted average fair value of warrants granted during the nine months ended March 31, 2013		$0.33

On September 21, 2012, the Company granted five year warrants to purchase 350,000 shares of the Company's common stock at an exercise price of $0.63 per share to a director in recognition of his exemplary five years of service to the Company. The warrants vested immediately. The Company valued the warrants at $115,883 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.32%.

A summary of warrants issued for cash and changes during the periods June 30, 2011 to March 31, 2012 and from June 30, 2012 to March 31, 2013 is as follows:

Warrants issued for cash or services

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise recission	45,000	$1.25
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2012	4,611,200	$1.47	1.93
Exercisable at March 31, 2012	4,611,200	$1.47	1.93

Weighted average fair value of warrants granted during the nine months ended March 31, 2012		N/A

Balance at June 30, 2012	4,461,200	$1.46	2.46
Granted	50,000	$0.63	5.00
Exercised	(1,865,000)	$0.50	-
Forfeited	-	$-	-
Expired	(1,420,000)	$1.60	-
Outstanding at March 31, 2013	1,226,200	$1.25	1.56
Exercisable at March 31, 2013	1,226,200	$1.25	1.56

Weighted average fair value of warrants granted during the nine months ended March 31, 2013		$0.44

On September 21, 2012, the Company granted five year warrants to purchase 50,000 shares of the Company's common stock at an exercise price of $0.63 per share to the Company's Investor Relations firm in recognition of their performance over the past year. The warrants vested immediately. The Company valued the warrants at $21,787 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 5 years, the term of the warrants, and a discount rate of 0.70%.

During the nine months ended March 31, 2013, the Company issued 1,820,000 shares of common stock in exchange for $910,000 in connection with the exercise of 1,820,000 warrants to purchase shares of the Company's common stock related to an offer by the Company to reduce the exercise price to $0.50 per share. The original exercise prices of the warrants ranged from $1.25 to $1.75 per share. The cost of repricing warrants recognized by the Company amounted to $70,491 for the nine months ended March 31, 2013. The cost represents the incremental increase in the fair value of the repriced warrants as compared to the original warrants granted, valued on the exercise date. The fair value of the warrants was determined using the Black-Scholes option pricing model.

During December 2012, warrants to purchase 320,000 shares of the Company's common stock at an exercise price of $1.60 per share expired unexercised. During the three months ended March 31, 2013, warrants to purchase 1,395,000 shares of common stock at an exercise price of $1.60 per share expired unexercised.

During the three months ended March 31, 2013, the Company issued 9,171 shares of common stock in connection with the cashless exercise of warrants to purchase 45,000 shares of common stock with an exercise price of $1.25 and a fair market value of the Company's common stock of $1.57 on the date of exercise.

7.

STOCKHOLDERS' EQUITY (DEFICIT)

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitations as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware law.

Common Stock Issued for Cash

In September 2010, the Company issued 180,000 shares of common stock and issued three year warrants to purchase 180,000 shares of common stock at an exercise price of $1.25 per share in exchange for $162,000 in private placements with two accredited investors.

On September 1, 2010, the Company signed a $5 million common stock purchase agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company ("LPC"). Upon signing the agreement, the Company received $190,000, net of a $10,000 finder's fee, from LPC as an initial purchase under the $5 million commitment in exchange for 200,000 shares of the Company's common stock and five year warrants to purchase 200,000 shares common stock at an exercise price of $1.25 per share. These warrants have been accounted for as a sale of warrants and common stock and accordingly, have been recorded in stockholder's equity.

The Company also entered into a registration rights agreement with LPC whereby it agreed to file a registration statement related to the transaction with the Securities and Exchange Commission ("SEC") covering the shares that may be issued to LPC under the purchase agreement. The Company filed a registration statement on November 4, 2010 which became effective on November 29, 2010. Under the registration statement, the Company registered 2.5 million shares of the Company's common stock. From November 29, 2010 through June 30, 2011, the Company issued 2,148,063 shares of common stock in exchange for $3,158,866.

The Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, which at the time the time the purchase agreement was signed was up to an additional $4.8 million.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the purchase agreement will be based on the prevailing market prices of the Company's shares immediately preceding the time of sales without any fixed discount, and the Company will control the timing and amount of any future sales of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of common stock on any business day that the price the Company's common stock is below $1.00.

In consideration for entering into the purchase agreement, the Company issued to LPC 75,000 shares of common stock as a commitment fee and will issue up to 225,000 shares pro rata as LPC purchases additional shares. As of June 30, 2011, 148,063 "pro-rata" shares have been issued. The commitment shares are subject to a 30 month lock up restriction. The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

During the year ended June 30, 2011 the Company issued 1,649,000 shares of common stock and 841,200 warrants to purchase common stock in exchange for $1,352,720, net of a $19,180 finder's fee in connection with private placements with credited investors.

On January 5, 2012, the Company signed a new $5 million common stock purchase agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company ("LPC"). Upon signing the agreement, the Company received $100,000 from LPC as an initial purchase under the $5 million commitment in exchange for 316,667 shares of the Company's common stock.

The Company also entered into a registration rights agreement with LPC whereby it agreed to file a registration statement related to the transaction with the Securities and Exchange Commission ("SEC") covering the shares that may be issued to LPC under the purchase agreement. The Company filed a registration statement on January 6, 2012 which became effective on March 26, 2012. Under the registration statement, the Company registered 4.4 million shares of the Company's common stock. From March 26, 2012 through June 30, 2011, the Company issued 686,082 shares of common stock in exchange for $510,000.

The Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, which at the time of the purchase agreement was signed was up to an additional $4.9 million. During the year ended June 30, 2012, the Company issued 1,002,749 shares of common stock in exchange for $610,000 under the purchase agreement.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the purchase agreement will be based on the prevailing market prices of the Company's shares immediately preceding the time of sales without any fixed discount, and the Company will control the timing and amount of any future sales of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of common stock on any business day that the price the Company's common stock is below $0.35.

In consideration for entering into the purchase agreement, the Company issued to LPC 150,000 shares of common stock as a commitment fee and will issue up to 450,000 shares pro rata as LPC purchases additional shares. As of June 30, 2012, 194,080 "pro-rata" shares have been issued. The commitment shares are subject to a 30 month lock up restriction. The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

During the year ended June 30, 2012 the Company issued 1,143,400 shares of common stock in exchange for $571,700 in connection with private placements with accredited investors.

Common Stock for Services

As of September 30, 2010, 50,000 shares of common stock were issuable in connection with a one year consulting agreement for investor relations. The shares vest quarterly beginning September 30, 2010, subject to continued engagement as a consultant to the Company. The Company recorded prepaid expense and additional paid in capital of $65,500, representing the fair market value of the shares on the date of grant and has amortized the prepaid expense over the one year period of the agreement based upon the fair market value of the shares on each vesting date in accordance with ASC 505-50-S99. During the year ended June 30, 2011, the total expense related to this grant amounted to $78,500.

On December 8, 2010, the board authorized the issuance of an additional 75,000 shares of restricted common stock in recognition of the past performance of the Company's investor relations consultant. This stock was valued at $90,000 based upon the fair market value of the stock on the date of the grant, $1.20.

In January 2011, the Company issued 45,000 shares of common stock to an investment banking firm as a finder's fee for the arrangement of private placements.

Common Stock Issued for Exercise of Options and Warrants and Cashless Exercise of Warrants

In January 2011, the Company issued 303,303 shares of common stock in exchange for $379,129 in connection with the exercise of warrants with an exercise price of $1.25 per share.

In April 2011, the Company issued 100,000 shares of common stock in exchange for $122,000 in connection with the exercise of options with an exercise price of $1.22 per share.

In April 2011, the Company issued 73,127 shares of the Company's common stock in connection with the cashless exercise of warrants to purchase 120,000 shares of common stock at an exercise price of $1.25 per share and based the market value of the Company's common stock of $3.20 per share. In July 2011, the Company rescinded the issuance of 27,422 shares issued upon the cashless exercise of warrants to purchase 75,000 shares of common stock at an exercise price of $1.25 per share.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

In January 2012, the Company issued 85,000 shares in exchange for $42,500 in connection with the exercise of warrants. The warrants had original exercise prices between $1.25 and $1.60 share. The Company recognized a loss on repricing of the warrants exercised of $11,919, during the three months ended March 31, 2012, representing the change in the value of the repriced warrants as compared to the value of the original warrants on the date of exercise.

Common Stock Issued For Arrangement of Line of Credit

In February 2011, the Company issued 892,857 shares of common stock and five-year warrants to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.25 per share in exchange for a principle reduction in the Company's line of credit in the amount of $1,000,000. (See Note 6.)

Common Stock Issued for Settlement

In December 2011, the Company issued 441,177 shares of common stock to a director in settlement of a loan amount due to the director by the Company's predecessor company. The fair value of the shares issued was $300,000, calculated using the closing price on the date of the settlement, and was recorded as a loss on settlement. As further inducement to enter into the settlement, the Company offered to reduce the exercise price of warrants held by the director from $1.50 to $0.50 per share if the director exercised the options within a short period of time. The Company issued an additional 130,000 shares of common stock to the director in exchange for $65,000 in connection with the preceding offer. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

INVENTORIES	12 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
INVENTORIES	4. INVENTORIES Inventories consisted of the following at June 30, 2012 and 2011:

	2012	2011
Finished goods	$364,630	$230,605
Raw materials	181,488	162,829
	$546,118	$393,434

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

NOTE 5 - Commitments and Contingencies

The Company leases office and warehouse space located in Jupiter, Florida under a month-to-month lease, leases space in an industrial yard in Irvine, California under a one year lease which commenced in June 2011 and leases a building in Brooklyn, NY under a one year lease beginning in February 2013. Rent expense for the nine months ended March 31, 2013 and 2012 was $91,348 and $101,235, respectively.

In March 2011, the Compensation Committee approved new employment terms for each of the Company's three executive officers. The Executives will receive a base salary of $150,000 per year with the Committee having the authority to increase the Executive's base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important.

Effective September 1, 2011, the Compensation Committee approved an Employment Agreement with the Company's Chief Financial Officer (CFO). The CFO will receive a base salary of $146,000 per year with the Committee having the authority to increase the CFO's base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important. In addition, the CFO received options as previously described in Note 4.

On November 14, 2012, the Compensation Committee approved new employment agreements for the Company's Chief Executive Officer, then President, Chief Technology Officer and Chief Financial Officer. The employment agreements each provide for base salaries of $150,000 and 800,000 stock settled stock appreciation rights ("SARS") of which (i) 200,000 vested immediately, (ii) 200,000 vest upon the Company generating $3,000,000 in revenue in any 12-month period, (iii) another 200,000 vest upon the Company generating $5,000,000 in revenue in any 12-month period and (iv) another 200,000 vest upon the Company generating $6,000,000 in revenue in any 12-month period. The SARs are exercisable at $0.45 per share over a 10-year period. The Company's Chief Executive Officer, then President and Chief Technology Officer agreed to cancel the 250,000 stock options granted to each of them in their prior employment agreements. These executives' base salary will increase to: (i) $170,000 upon the Company generating $3,000,000 in revenue in any 12-month period, (ii) $190,000 upon the Company generating $5,000,000 in any 12-month period and (iii) $200,000 upon the Company generating $6,000,000 in any 12-month period.

Additionally, the Compensation Committee approved an employment agreement for the Company's Executive Chairman. The Executive Chairman receives a base salary of $200,000 per year and was granted 800,000 restricted stock units vesting on identical terms as the SARs. All of the five senior executives receive a monthly car allowance of $600 per month. The Compensation Committee will also have the discretion to award each of the executives a bonus based upon job performance, revenue growth or any other factors determined by the Compensation Committee. Each of the employment agreements was effective as of October 1, 2012 and is for a four-year term.

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively. In addition, the plaintiff sought to recover certain of his personal property, which was used or stored in the Company's offices, and alleged the Company invaded his privacy by looking at his personal computer (which was used in the Company's business) in the Company's offices. A jury trial was held for the lawsuit in July 2012. At the conclusion of the trial, the plaintiff was awarded $200,000 under his invasion of privacy and fraudulent misrepresentation claim, $5,000 on the trespass claim, $841,000 on the breach of consulting agreement claim and $200,000 against the Company's CEO on a claim of civil theft, which by law results in an award of $600,000 for the plaintiff. The Company filed a post-trial motion for Judgment Notwithstanding the Verdict, New Trial and Remittitur, requesting that the judge set aside or reduce the amounts of the jury verdict.

Based upon the verdicts, the Company recorded a litigation accrual of $1,646,000 as of June 30, 2012. In November 2012, the insurance carrier paid the plaintiff $200,000 in settlement of the invasion of privacy and fraudulent misrepresentation awards. As a result, the Company reduced the amounts accrued for these awards resulting in other income of $200,000 for the period ended December 31, 2012.

In January 2013, the court ruled on the Company's post-trial motions in this litigation dismissing the $200,000 civil theft verdict (which was subject to triple damages) against the CEO and reducing the $841,000 breach of the consulting agreement award to $500,000. The Company then filed a motion seeking a new trial on damages. The Company received a favorable ruling on this motion and received a new trial on the damages. As a result of the reduction in the award for breach of the consulting agreement from $841,000 to $500,000 and the vacating of the award for civil theft which the Company had previously accrued $600,000, the Company recorded other income of $941,000 for the three month period ended March 31, 2013.

10.

COMMITMENTS AND CONTINGENCIES

The Company leases office and warehouse space located in Jupiter, Florida under a month-to-month lease and rents space under a one year lease in an industrial yard in Irvine, California. Rent expense for the fiscal year ended June 30, 2012 and 2011 was $143,614 and $103,044, respectively.

In March 2011, the Compensation Committee approved new employment terms for each of the Company's three executive officers. The Executives will receive a base salary of $150,000 per year with the Committee having the authority to increase the Executive's base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important. Following the completion of each fiscal year, the Committee will have the discretion to award each of the executives a target bonus based on each Executive's job performance, the Company's revenue growth, positive cash flow, net income before income taxes or other criteria selected by the Committee. In addition, the executives received options as previously described in Note 1. In October 2011, the Company entered into employment agreements with its executive officers.

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively. In addition, the plaintiff seeks to recover certain of his personal property, which was used or stored in the Company's offices, and alleges the Company invaded his privacy by looking at his personal computer (which was used in the Company's business) in the Company's offices. A jury trial was held for the lawsuit in July 2012. At the conclusion of the trial, the plaintiff was awarded $200,000 under his invasion of privacy and fraudulent misrepresentation claim, $5,000 on the trespass claim,$841,000 on the breach of consulting agreement claim and $200,000 against the Company's CEO on a claim of civil theft, which by law results in an award of $600,000 for the plaintiff. The Company's board of directors approved the indemnification of the Company's CEO for the $600,000. The Company filed a post trial motion for Judgment Notwithstanding Verdict, New Trial and Remittitur, requesting that the judge set aside or reduce the amounts of the jury verdict. If this motion is not granted, the Company will have 30 days to file an appeal of the decision. Of the amounts awarded by the jury, we believe $200,000 will be paid by the Company's insurance carriers, however the Company is precluded from recognizing the amount covered by insurance until payment is received from the insurance company. Accordingly, based upon the verdicts, the Company has recorded a litigation accrual of $1,646,000 as of June 30, 2012.

In fiscal 2009, a California company filed suit against GelTech claiming infringement on the use of the name RootGel. The Company was unaware that the California company had successfully registered that name prior to it being used by GelTech. GelTech and the California company reached a settlement agreement in this action in September 2010. Under the settlement agreement, GelTech will pay the California company $55,000 in four installments and will cease any future use of the RootGel name. The full amount of the settlement was accrued at June 30, 2010 and was included in Loss on Settlement in fiscal 2010. All amounts due under the settlement agreement were paid in fiscal 2011.

In August 2011, the Company entered into a settlement agreement with a former shareholder of Dyn-O-Mat, the Company's predecessor. At the time of the Company's formation, the Company was unable to contact the investor in order to offer the investor shares of GelTech in exchange for the investor's shares of Dyn-O-Mat. The investor came forward in May 2011 seeking to receive the same offer made to Dyn-O-Mat shareholders in 2007. Under the settlement agreement, the Company paid the investor $50,000, which has been recorded as a loss on settlement as of June 30, 2011. In addition, the Company's Chief Technology Officer and his father agreed to pay the investor an additional $125,000 prior to December 31, 2011. As of June 30, 2012, this amount has not yet been paid.

FURNITURE, FIXTURES AND EQUIPMENT	12 Months Ended
Jun. 30, 2012
FURNITURE, FIXTURES AND EQUIPMENT [Abstract]
FURNITURE, FIXTURES AND EQUIPMENT

5.

FURNITURE, FIXTURES AND EQUIPMENT

Furniture, fixtures and equipment consisted of the following as of June 30, 2012 and 2011:

	Estimated	June 30,
	Useful Life	2012	2011

Equipment	3 - 5 years	$69,538	$58,783
Storage facilities	3 years	19,717	19,717
Vehicles	5 - 7 years	189,897	170,961
Furniture and fixtures	5 years	20,420	19,853
		299,572	269,314
Accumulated depreciation		(110,793)	(59,492)
		$188,779	$209,822

Depreciation expense in 2012 and 2011 was $51,301 and $15,269, respectively.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 - Related Party Transactions

In addition to the CEO and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

·	The CEO's wife is a bookkeeper at $1,000 per week,
·	The CEO and CTO's father is an executive at $2,300 per week, and
·	The CEO and CTO's mother is a receptionist at $600 per week.

We believe all of these salaries are at or are below the going rate of what such services would cost on the open market.

The Company has employment arrangements with its executive officers which are described under Note 5.

The Company has entered into a series of credit facilities with its principal stockholder as more fully described in Note 3.

The Company issued short term notes payable to its then President, CEO and CFO as more fully described in Note 3.

In September 2012, the Company granted options to purchase 70,000 shares of the Company's common stock to the father of the Company's CEO and CTO as more fully described in Note 4.

In September 2012, the Company granted warrants to purchase 350,000 shares of the Company's common stock to a director as more fully described in Note 4.

Effective February 8, 2013, the Company's President and Director resigned from the Company to pursue other opportunities. In connection with his separation, the Company agreed to pay the former President $150,000 plus COBRA payments over 14 months. In addition, the Company agreed to issue the former President ten year fully vested options to purchase 112,500 shares of the Company's common stock at an exercise price of $0.39 per share, subject to a lockup agreement for the option shares and the other shares he currently owns. In addition, options and stock appreciation rights to purchase 2,125,000 shares of the Company's common stock at exercise prices from $0.45 to $1.22 per share, previously issued to him, were cancelled. The Company recognized a severance expense of $168,920 for the three and nine months ended March 31, 2013 representing the total liability to the Company under the severance agreement. As of March 31, 2013, the remaining liability under the agreement amounted to $144,286.

9.

RELATED PARTY TRANSACTIONS

In addition to the Chief Executive Officer (CEO) and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

·	the CEO's wife as a bookkeeper at $1,000 per week,
·	The CEO and CTO's father is a researcher at $1,200 per week, and
·	The CEO and CTO's mother as a receptionist at $600 per week.

We believe all of these salaries are at or are below the going rate of what such services would cost on the open market.

The Company has employment arrangements with its executive officers which are described under Note 10.

The Company has entered into a series of credit facilities with its largest principal stockholder as more fully described in Note 6.

In December 2011, the Company issued 441,177 shares of common stock to a director in settlement of a loan amount due to the director by the Company's predecessor company. The fair value of the shares issued was $300,000, calculated using the closing price on the date of the settlement, and was recorded as a loss on settlement. As further inducement to enter into the settlement, the Company offered to reduce the exercise price of warrants held by the director from $1.50 to $0.50 per share if the director exercised the options within a short period of time. The Company issued an additional 130,000 shares of common stock to the director in exchange for $65,000 in connection with the preceding offer. As a result, the Company recognized a loss on warrant repricing of $5,834 in other income (loss), representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

In December 2011, the Company received short term advances from its Chief Executive Officer, President and Chief Financial Officer in the amounts of $10,000, $29,380 and $50,000, respectively. The advances bear interest rates of 0.7%, 5.0% and 5.0%, respectively. In addition, as further inducement for the advance from the Chief Financial Officer, the Company approved the reduction in the exercise price of 150,000 options granted to the Chief Financial Officer from $1.95 to $0.60 per share. In connection with this repricing, the expense related to the vesting of these options was increased by $15,067 which will be recognized over the remaining service period. In April 2012, the Company repaid $5,000 of the note due to the President. (See Note 12.)

CONCENTRATIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Concentrations [Abstract]
Concentrations

NOTE 7 - Concentrations

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through March 31, 2013. As of March 31, 2013, there were no cash equivalent balances held in depository accounts that are not insured.

At March 31, 2013, four customers accounted for 29.6%, 28.5%, 15.4% and 10.6% of accounts receivable.

For the nine months ended March 31, 2013 two customers accounted for approximately 26.3% and 15.8% of sales.

During the nine months ended March 31, 2013 all sales resulted from two products, FireIce® and Soil2O™ which made up 68.9% and 31.1%, respectively, of total sales. Of the FireIce® sales, 88.1% related to sales of FireIce product and 11.9% related to sales of the FireIce Home Defense units. Of the Soil2O™ sales, 37.0% related to traditional sales of Soil2O® and 63.0% related to Soil2O® Dust Control.

One vendor accounted for 68.4% of the Company's approximately $208,000 of raw material and packaging purchases during the nine months ended March 31, 2013.

CONCENTRATIONS

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through June 30, 2012. As of June 30, 2012, the Company had no cash equivalent balances that were not insured.

At June 30, 2012, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 43%, 24.1% and 18.1%. At June 30, 2011, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 46%, 15% and 11%.

During 2012, three customers accounted for approximately 14.3%, 12.4% and 12.3%, % of sales. During 2011, one customer accounted for approximately 20.1% of sales. No other customer had sales in excess of 10% of revenues.

During 2012, all sales resulted from two products, FireIce and Soil₂O® which made up 49.9% and 50.1% of total sales. During 2011, all sales resulted from two products, FireIce and Soil₂O® which made up 72.2% and 27.8% of total sales, respectively.

During the year ended June 30, 2012, the Company purchased approximately $205,000 of raw material from one vendor and approximately $81,000 from another vendor which amounted to 52.2% and 20.6%, respectively, of the inventory purchases in fiscal 2012. During the year ended June 30, 2011, the Company purchased approximately $150,000 of raw material from one vendor and approximately $58,000 from another vendor which amounted to 38.4% and 14.8%, respectively, of the inventory purchases in fiscal 2011.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 8 - Subsequent Events

In May 2013, the Company issued 375,000 shares of common stock and five year warrants to purchase 187,500 shares of common stock at an exercise price of $1.25 per share in exchange for $300,000 in connection with a private placement with its Chief Operating Officer and principal stockholder.

12.

SUBSEQUENT EVENTS

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2012, the Company issued options to purchase 230,000 shares of common stock to directors. The options have an exercise price of $0.91 per share, vest on June 30, 2013¸ subject to continuing service as a director and bear a ten year term. The options vest on June 30, 2012. The options were valued using the Black-Scholes model using a volatility of 91.04% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 0.82%. The value of these options will be recognized as expense over the requisite service period.

Since July 1, 2012, the Company has issued 1,083,889 shares of common stock in exchange for $720,003 in connection with the Purchase Agreement with Lincoln Park Capital.

Since July 1, 2012, the Company has made repayments to its President, Chief Executive Officer and Chief Financial Officer on the notes due these individuals in the amounts of $3,000, $6,200 and $20,000, respectively.

In August 2012, the Company received $175,000 in exchange for six month convertible original issue discount notes in the amount of $179,375 with two accredited investors. The notes are convertible into common stock at $0.50 per share.

In August 2012, the Company issued 256,000 shares of common stock in exchange for $128,000 in connection with private placement transactions with two accredited investors.

In September 2012, the Company received $305,000 in exchange for the exercise of 610,000 warrants to purchase shares of the Company's common stock in connection with an offer by the Company to reduce the exercise price of the warrants to $0.50 per share. The original exercise prices of the warrants ranged from $1.25 to $1.60 per share. The Company will recognize a loss resulting from the reduction of the exercise price of the warrants exercised in the amount of $68,745 representing the difference in the fair market value of the repriced warrants as compared to the fair market value of the original warrants on the exercise date. The fair market value of the warrants was determined using the Black-Scholes options pricing model.

In September 2012, three convertible original issue discount notes in the amount of $184,500, convertible into shares of common stock at $0.50 per share, and due in September 2012, were exchanged for three convertible original issue discount notes in the aggregate amount of $206,640 including accrued interest, convertible into shares of common stock at $0.50 per share and due in September 2013. This modification was not considered a debt extinguishment. In accordance with ASC 470, the Company will recognize a debt discount related to the change in fair value of the embedded conversion option in the amount of $60,109 which will be amortized to interest expense over the life of the convertible notes. In addition, our largest principal stockholder has indicated his intention to convert his convertible original issue discount note in the amount of $322,996 into common shares when it becomes due on September 28, 2012.

On September 21, 2012, the Board of Directors granted five year warrants to purchase 50,000 shares of the Company's common stock at an exercise price of $0.63 per share to the Company's Investor Relations firm in recognition of their performance over the past year. The warrants vested immediately. The Company valued the warrants at $21,787 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 5 years, the term of the warrants, and a discount rate of 0.70%.

On September 21, 2012, the Board of Directors granted five-year warrants to purchase 350,000 shares of the Company's common stock at an exercise price of $0.63 per share to a director in recognition of his exemplary five years of service to the Company. The warrants vested immediately. The Company valued the warrants at $115,883 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.32%.

On September 21, 2012, the Company granted options to purchase 70,000 shares of the Company's common stock at an exercise price of $0.63 per share to the father of the Company's CEO and CTO in recognition of his service. Of the options granted, 35,000 vest immediately with the remainder vesting semi-annually each December 31 and June 30 over a three year period, subject to continued employment on the vesting date. The Company valued the options at $28,358 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%.

On September 21, 2012, the Company's Board of Directors authorized the Company to purchase the International Distribution Agreement with TFISA, a company whose Chief Executive Officer is the Executive Chairman of the Company, by: (i) paying TFISA $100,000 in four equal $25,000 installments, (ii) issuing TFISA a $1,000,000 5% note, convertible at $0.50 per share, which shall be paid in four $250,000 increments over a four year period and (iii) paying it a commission of 2% on any sales made in the territories which TFISA had rights to under the agreement through the expiration date, December 2015. No purchase agreement has been signed as of the date of this report.

On September 25, 2012, the compensation committee of the board of directors approved the granting of five-year options to purchase 265,000 shares of common stock at an exercise price of $0.60 per share to non-executive employees. The options vest 25% immediately with the remainder vesting annually over three years, subject to continued employment. The Company valued the options at $101,029 using the Black-Scholes option pricing model using a volatility of 89.93%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%. The resulting expense will be recognized 25% immediately and the remainder over the vesting period.

INCOME TAXES	12 Months Ended
Jun. 30, 2012
INCOME TAXES [Abstract]
INCOME TAXES

8.

INCOME TAXES

Due to the net losses incurred, there was no income tax provision for the fiscal years ended June 30, 2012 and 2011. Deferred tax assets and liabilities as of June 30, 2012 and 2011, were as follows:

	June 30, 2012	June 30, 2011
Net operating loss carryforward	$7,357,047	$5,031,917
Allowance for bad debt	1,042	8,026
Stock-based compensation	800,329	873,546
Less: Deferred tax liability - depreciation	(61,063)	(3,863)
Net deferred tax assets	8,097,355	5,909,626
Less valuation allowance	(8,097,355)	(5,909,626)

Net deferred tax asset	$-	$-

The Company had available at June 30, 2012, net operating loss carryforwards for federal and state tax purposes of approximately $17,905,015 that could be applied against taxable income in subsequent years through June 30, 2032.

Based on the weight of available evidence, both positive and negative, a valuation allowance to fully provide for the net deferred tax assets has been recorded since it is more likely than not that the deferred tax assets will not be realized.

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the fiscal years ended June 30, 2012 and 2011 was as follows:

	For the Fiscal Year Ended June 30,
	2012		2011
	Amount	%	Amount	%

Tax at U.S. statutory rate	$(2,424,220)	-34.00%	$(2,049,058)	-34.00%
State taxes, net of federal benefit	(258,310)	-3.62%	(217,838)	-3.61%
Other	494,801	7.81%	209,348	3.50%
Change in valuation allowance	2,187,729	29.81%	2,057,548	34.11%
	$-	0.00%	$-	0.00%

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Organization and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation

Nature of Operations

GelTech Solutions, Inc. ("GelTech" or the "Company") is a Delaware corporation organized in 2006. GelTech is focused on marketing four products: (1) FireIce®, a water soluble fire retardant used to protect firefighters, structures and wildlands; (2) Soil2O® Dust Control, our new application which is used for dust mitigation in the aggregate, road construction, mining, as well as, other industries that deal with daily dust control issues; (3) Soil2O®, a product which reduces the use of water and is primarily marketed to golf courses and the agriculture market; and (4) FireIce® Home Defense Unit, a system for applying FireIce® to structures to protect them from wildfires. Additionally, GelTech owns a United States patent for a method to modify weather.

The corporate office is located in Jupiter, Florida.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries: FireIce Gel, Inc. and Weather Tech Innovations, Inc. There has been no activity in Weather Tech Innovations, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purposes of the statements of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company's cash equivalents consist of a brokerage money market account.

Investments in Marketable Securities

Investments in Marketable Securities

The Company may invest in various marketable securities and accounts for such investments in accordance with ASC 320-10.

Certain securities that the Company may invest in may be determined to be non-marketable. Non-marketable securities where the Company owns less than 20% of the investee are accounted for at cost pursuant to ASC 323-10.

Management determines the appropriate classification of its investments at the time of acquisition and reevaluates such determination at each balance sheet date. Trading securities that the Company may hold are treated in accordance with ASC 320-10 with any unrealized gains and losses included in earnings. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported as a separate component of stockholders' equity. Investments classified as held-to-maturity are carried at amortized cost. In determining realized gains and losses, the cost of the securities sold is based on the specific identification method.

The Company periodically reviews its investments in marketable and non-marketable securities and records a reserve for impairment for any securities whose value is considered non-recoverable. The Company's determination of whether a security is other than temporarily impaired incorporates both quantitative and qualitative information. GAAP requires the exercise of judgment in making this assessment for qualitative information, rather than the application of fixed mathematical criteria. The Company considers a number of factors including, but not limited to, the length of time and the extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the reason for the decline in fair value, changes in fair value subsequent to the balance sheet date, and other factors specific to the individual investment. The Company's assessment involves a high degree of judgment and accordingly, actual results may differ materially from the Company's estimates and judgments.

Accounts Receivable

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. Senior management reviews accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its overall allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Inventories	Inventories Inventories as of March 31, 2013 consisted of raw materials and finished goods in the amounts of $289,576 and $379,755, respectively.	Inventories Inventories are stated at the lower of cost or market, with cost determined using a first-in, first-out method.
Property and Equipment and Depreciation

Property and Equipment and Depreciation

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method based on the estimated useful lives of the related assets of 3 to 7 years. Leasehold improvements are amortized over the lesser of the lease term or the useful life of the improvements. Expenditures for maintenance and repairs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10. This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued expenses and line of credit, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible debt approximates the fair value because the interest rate on the convertible note does not vary materially from the market rate for similar debt instruments.

We adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of March 31, 2013 or June 30, 2012.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible and other debt approximates the fair value because the interest rate on those debts do not vary materially from the market rate for similar debt instruments.

Effective July 1, 2008, we adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities effective July 1, 2009. The adoption did not have a material impact on our results of operations, financial position or liquidity. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:

Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:

Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:

Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of June 30, 2012 or 2011.

Revenue Recognition

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant. Revenue is shown net of returns and allowances.

Products shipped from our third-party fulfillment companies or our Jupiter, Florida location are shipped FOB shipping point. Normal terms are net 30 or net 60 days depending on the arrangement we have with the customer. As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida location.

The Company follows the guidance of ASC 605-50-25, "Revenue Recognition, Customer Payments." Accordingly, any incentives received from vendors are recognized as a reduction of the cost of goods sold. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction of sales.

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant. Revenue is shown net of returns and allowances.

Products shipped from either our third-party fulfillment companies or our Jupiter, Florida or Irwindale, California locations are shipped FOB shipping point. Normal payment terms are net 30 or net 60 days depending on the arrangement we have with the customer. As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida or Irwindale, California locations.

The Company follows the guidance of ASC 605-50-25, "Revenue Recognition, Customer Payments". Accordingly, any incentives received from vendors are recognized as a reduction of the cost of products. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold however, products we utilize to perform demonstrations for potential customers are recorded as a marketing expense in operations. During the fiscal years ended June 30, 2012 and 2011, these costs amounted to $50,622 and $48,661, respectively. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction in sales.

Shipping and Handling Costs

Shipping and Handling Costs

Amounts invoiced to customers for shipping and handling are included in revenues. Shipping and handling costs related to sales of products are included in selling, general and administrative expenses and were $63,726 and $24,077 in 2012 and 2011, respectively.

Research and Development

Research and Development

In accordance with ASC 730-10 expenditures for research and development of the Company's products are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $83,707 and $91,762 for the fiscal years ended June 30, 2012 and 2011, respectively.

Advertising

Advertising

The Company conducts advertising for the promotion of its products and services. In accordance with ASC 720-35, advertising costs are charged to operations when incurred; such amounts aggregated $82,719 in fiscal 2012 and $267,043 in fiscal 2011.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates for the three months and nine months ended March 31, 2013 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or debt conversion, valuation of debt discount related to the beneficial conversion feature of convertible notes, accruals for litigation losses and the valuation of deferred tax assets.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates in fiscal 2012 and fiscal 2011 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of the beneficial conversion features associated with convertible notes, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or for debt conversion, accruals for litigation losses and the valuation of deferred tax assets.

Net Earnings (Loss) per Share

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10, "Earnings per Share." ASC 260-10 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. At March 31, 2013, there were stock appreciation rights to purchase 2,400,000 shares of the Company common stock, options to purchase 5,619,507 shares of the Company's common stock, warrants to purchase 1,920,258 shares of the Company's common stock, 800,000 restricted stock units and 6,336,267 shares of the Company's common stock are reserved for convertible notes which may dilute future earnings per share.

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10. ASC 260-10 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. For the years ended June 30, 2012 and 2011, there was no separate computation of dilutive net loss per share since the common stock equivalents outstanding were anti-dilutive due to the net losses. At June 30, 2012 there were options to purchase 5,987,007 shares and warrants to purchase 4,805,258 shares of common stock outstanding which may dilute future earnings per share. In addition, there are 2,372,030 shares reserved for issuance related to convertible note agreements.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with ASC 718-10, "Share-Based Payment," which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company's determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The Company estimates volatility based upon the historical stock price of the Company and estimates the expected term for employee stock options using the simplified method for employees and directors and the contractual term for non-employees. The risk free rate is determined based upon the prevailing rate of United States Treasury securities with similar maturities.

The fair values of stock option grants for the period from July 1, 2012 to March 31, 2013 were estimated using the following assumptions:

Risk free interest rate	0.53% - 1.99%
Expected term (in years)	2.5 - 10.0
Dividend yield	--
Volatility of common stock	89.67% - 93.11%
Estimated annual forfeitures	--

Stock-Based Compensation

The Company accounts for stock-based compensation to in accordance with ASC 718-10 which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values. Stock option compensation expense recognized under ASC 718-10 for the years ended June 30, 2012 and 2011 was $1,371,519 and $921,639, respectively, related to employee, director and advisory board stock options, and is included in selling, general and administrative expenses in the consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At June 30, 2011, the total compensation cost for stock options not yet recognized was $1,752,879. This cost will be amortized on a straight-line basis over the remaining requisite service period of the options.

The Company accounts for non-employee stock based awards at fair value in accordance with the measurement and recognition criteria of ASC 505-50 "Equity Based payments to Non-Employees. Stock based compensation to non-employees recognized for the years ended June 30, 2012 and 2011 was $-0- and $322,850, respectively. Unrecognized stock based compensation expense for non-employees as of June 30, 2011 was $42,500 and was included in expense during the year ended June 30, 2012. In addition, during 2011 the Company issued 125,000 shares of restricted common stock to a consultant. The restricted shares were valued on their vesting dates with the fair value being recorded as expense.

2007 Equity Incentive Plan

In January 2007, the Company established the 2007 Equity Incentive Plan under which provided for the issuance of up to 1,500,000 stock options, stock appreciation rights, restricted stock or restricted stock units to our directors, employees and consultants. In September 2008, the Board of Directors approved an amendment to the Company's 2007 Equity Incentive Plan to increase the number of shares authorized by the plan from 1,500,000 to 3,500,000. In fiscal 2012, Board of Directors increased the number of share authorized under the Plan to 4,500,000.

Under the Equity Incentive Plan, all directors who are not employees or own 10% or more of the Company's outstanding stock at the time of grant shall automatically receive a grant of stock options of grant as follows:

Initial Grants

A - Chairman of the Board

- 50,000 options

B - Director

- 30,000 options

C - Chair of a Committee

- 10,000 options

D - Member of a Committee

- 5,000 options

Annual Grants

A - Chairman of the Board

- 35,000 options

B - Director

- 50,000 options

C - Chair of a Committee

- 10,000 options

D - Member of a Committee

- 5,000 options

All initial grants of options to new non-employee directors and committee members vest annually over a three year period on the anniversary date of the grant, subject to continuing service as a director, Committee member, Chairman of the Board or Chairman of a Committee on the applicable vesting date. Options automatically granted annually under the 2007 Equity Incentive Plan vest the following June 30th, subject to continuing service as a director. Because our Chairman of the Board is an employee, he is not eligible for a grant. The exercise price of options or stock appreciation rights granted under the 2007 Equity Incentive Plan shall not be less than the fair market value of the underlying common stock at the time of grant. In the case of incentive stock options, the exercise price may not be less than 110% of the fair market value in the case of 10% shareholders. Options and stock appreciation rights granted under the 2007 Equity Incentive Plan shall expire no later than ten years after the date of grant. The option price may be paid in United States dollars by check or wire transfer or, at the discretion of the Board of Directors or Compensation Committee, by delivery of shares of our common stock having fair market value equal as of the date of exercise to the cash exercise price, or a combination thereof.

The identification of individuals entitled to receive awards, the terms of the awards, and the number of shares subject to individual awards, are determined by the Board of Directors or the Compensation Committee, in their sole discretion. The purchase price per share, if applicable, shall be adjusted for any increase or decrease in the number of issued shares resulting from a recapitalization, reorganization, merger, consolidation, exchange of shares, stock dividend, stock split, reverse stock split, or other subdivision or consolidation of shares.

The Board of Directors or the Compensation Committee may from time to time alter, amend, suspend, or discontinue the Equity Incentive Plan with respect to any shares as to which awards of stock rights have not been granted. However no rights granted with respect to any awards under this Equity Incentive Plan before the amendment or alteration shall be impaired by any such amendment, except with the written consent of the grantee. Under the terms of the Equity Incentive Plan, the Board of Directors or the Compensation Committee may also grant awards which will be subject to vesting under certain conditions. The vesting may be time-based or based upon meeting performance standards, or both.

In April 2010, the Company amended the 2007 Equity Incentive Plan to increase the number of stock options granted annually to directors from 20,000 to 50,000.

All of our Stock Option Agreements provide for "clawback" provisions, which enable our Board of Directors to cancel stock awards and recover past profits if the person is dismissed for cause or commits certain acts which harm us.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company's determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The fair value of stock option grants for the fiscal year ended June 30, 2012 and 2011 were estimated using the following weighted- average assumptions:

	2012	2011
Risk free interest rate	0.23% - 2.35%	1.39% - 2.24%
Expected term in years	1.5 - 6.5	4.0 - 6.5
Dividend yield	-	-
Volatility of common stock	87.55% - 91.39%	87.24% - 96.46%
Estimated annual forfeitures	-	-

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's stock options and warrants have characteristics different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options In fiscal 2012 and 2011, the Company used the Company's trading prices in calculating the stock price volatility and based its volatility on historical volatility. The expected term was estimated using the simplified method for employee stock options since the Company does not have adequate historical exercise data to estimate the expected term.

Options to Purchase Common Stock

A summary of stock option transactions issued to employees under the 2007 Plan for the fiscal years ended June 30, 2012 and 2011 is as follows:

Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	3,290,500	$1.22	10.00
Exercised		$-	-
Forfeited	(500,000)	$1.00	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,439,507	$1.12	5.39	$2,787,063
Exercisable at June 30, 2011	1,952,919	$0.99	4.51	$1,487,668

Weighted average fair value of options granted during the year ended June 30, 2011		$0.82

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-	7.47
Expired	(525,000)	$1.00
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

In February 2010, the Company granted options to purchase 5,000 shares of the Company's common stock to the new director of the Company upon his appointment to the audit committee. The options have an exercise price of $1.95 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 101.79% derived from the market price of the Company's common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.96%. The value of the options will be recognized over the vesting term, three years.

In May 2010, the Company granted options to purchase 30,000 shares of the Company's common stock to a new director of the Company. The options have an exercise price of $1.55 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 95.12% derived from the market price of the Company's common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.89%. The value of the options will be recognized over the vesting term, three years.

On July 1, 2010, the Company granted options to purchase 165,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.21 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.46% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, one year.

On July 6, 2010, the Company granted options to purchase 33,000 shares of the Company's common stock to employees of the Company. The options have an exercise price of $1.20 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.03% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On August 12, 2010, the Company granted options to purchase 30,000 shares of the Company's common stock to a new director upon his appointment to the board. The options have an exercise price of $1.08 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, three years.

On September 27, 2010, the Company granted options to purchase 10,000 shares of the Company's common stock to a director upon his appointment as chairman of the Company's audit committee. The options have an exercise price of $1.35 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On September 29, 2010, the Company granted options to purchase 5,000 shares of the Company's common stock to a director upon his appointment as a member of the Company's audit committee. The options have an exercise price of $1.38 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On December 8, 2010, the Company granted options to purchase a total of 2,250,000 shares of the Company's common stock to its Chief Executive Officer, President and Chief Technology Officer. The grants of 750,000 options per officer, 150,000 vested immediately and the remainder vest semiannually over three years beginning June 30, 2011, have an exercise price of $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.42%. The value of the options will be recognized 20% immediately and the remainder over the vesting term, three years.

In December 2010, the Company announced a marketing arrangement with a prominent actor. In connection with the arrangement, the Company agreed to issue the actor five year options to purchase up to 2,000,000 shares of common stock at $1.20 per share upon the signing of an agreement. As of June 30, 2012, the agreement has not been signed and the Company does not anticipate an agreement will be concluded.

In February 2011, the Company granted five-year options to purchase 237,500 shares of the Company's common stock at an exercise price of $1.17 per share to employees. The options will vest semiannually over three years beginning June 30, 2011. The options were valued at $175,694 with the Black-Scholes option pricing model using a volatility of 88.13%, based upon the historical price of the Company's common stock, an expected term of 4 years, calculated using the simplified method and based upon a discount rate of 1.39%, equal to the rate for treasury securities with similar expected terms. The expense will be recognized over the vesting term.

On March 10, 2011, the Company granted options to purchase a total of 750,000 shares of the Company's common stock (250,000 each) to its Chief Executive Officer, President and Chief Technology Officer exercisable at $1.25 per share over ten years. The options vest annually over three years, subject to the Company meeting certain performance milestones and are further subject to the officer's continued employment with the Company. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 10, 2011, the Company granted options to purchase a total of 210,000 shares of the Company's common stock to Directors. The options vest semiannually over three years, beginning June 30, 2011, have an exercise price of $1.25 per share, and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 23, 2011, the Company granted five-year options to purchase 20,000 shares of the Company's common stock at an exercise price of $1.60 per share to a new employee. The options vest semi-annually over a three year period with the first vesting date being June 30, 2011. The options were valued using the Black-Scholes model using a volatility of 89.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.6%. The value of the options will be recognized over the vesting term, three years.

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were granted by the Company on June 3, 2011, to its Chief Financial Officer (CFO) became effective, upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th over the 3-year requisite service period with the first vesting date being December 31, 2011, subject to continued employment. The options were valued at $224,778 using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. In December 2011, the Company reduced the exercise price of the options to $0.60 per share as inducement for a loan from the CFO (See related party transactions). As a result, the value of the options was increased by $15,067 which will be recorded as expense over the remaining requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers (a total of 525,000 options). The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

In June 2012, the Company granted the Company's president a three year extension and amended the exercise price of options to purchase 50,000 shares of common stock which had an original expiration date of June 25, 2012. The extended options vested immediately and were valued with the Black-Scholes option pricing model using a volatility of 91.39% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 1.5 years (using the simplified method) and a discount rate of 0.23%. The calculated value of $17,011 was recognized as expense during the year ended June 30, 2012.

A summary of options issued to non-employees under the 2007 Plan and changes during the period from June 30, 2010 to June 30, 2011 and from June 30, 2011 to June 30, 2012 is as follows:

Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	420,000	$1.22	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	790,000	$1.25	7.98	$407,850
Exercisable at June 30, 2011	491,666	$1.22	7.08	$272,900

Weighted average fair value of options granted during the year ended June 30, 2011		$0.84

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

On December 8, 2010, the Company granted options to purchase a total of 350,000 shares of the Company's common stock, 100,000 to its legal counsel and 250,000 to a consultant, in recognition of past service to the Company. Options vested immediately, are exercisable at $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.0 years, and a discount rate of 1.87%. The value of the options was recognized in December 2010.

On January 29, 2011, the Company granted options to purchase a total of 100,000 shares of the Company's common stock to its largest principal stockholder in connection with the shareholder's exercise of warrants to purchase 303,303 shares of common stock at an exercise price which exceeded the then current market price of the Company's common stock. The warrants vest immediately, have an exercise price of $1.15 per share, and have a three year term. The warrants were valued using the Black-Scholes model using a volatility of 88.18% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 0.96%. The value of the warrants were recognized in other expense during the year ended June 30, 2011.

On March 10, 2011, the Company granted options to purchase a total of 35,000 shares of the Company's common stock to a consultant. The options vested immediately, have an exercise price of $1.15 per share, and have a three year term. The options were valued at $25,210 using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 1.13%. The value of the options was recognized during the three months ended March 31, 2011.

On July 1, 2011, the Company granted options to purchase 245,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

On January 5, 2012, the Company granted options to purchase 35,000 shares of the Company's common stock to a new director of the Company upon his appointment to the board and his election to serve on the audit committee. The options have an exercise price of $0.60 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.55% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.30%. The value of the options, $14,633, will be recognized over the vesting term, three years.

A summary of options issued to non-employees under the 2007 Plan and changes during the fiscal years ended June 30, 2012 and 2011 is as follows:

Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	4.53
Granted	485,000	$1.22	5.00
Exercised	(100,000)	$1.22	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	540,000	$1.16	3.14	$319,750
Exercisable at June 30, 2011	540,000	$1.16	3.14	$319,750

Weighted average fair value of options granted during the year ended June 30, 2011		$0.79

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Warrants to Purchase Common Stock

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

A summary of warrants issued for cash and changes during the periods June 30, 2010 to June 30, 2011 and from June 30, 2011 to June 30, 2012 is as follows:

Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	2,341,200	$1.31	5.0
Exercised	(423,303)	$1.25	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,651,200	$1.46	2.68
Exercisable at June 30, 2011	4,651,200	$1.46	2.68

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

During fiscal 2011, the Company issued three year warrants to purchase 841,200 shares of the Company's common stock at an exercise price of $1.25 per share and issued five year warrants to purchase 200,000 shares of the Company's common stock at an exercise price of $1.25 per share in connection with private placement transactions.

In February, 2011, the Company issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.25 per share in connection with the reduction of the Company's line of credit. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The Company recognized a loss on extinguishment of debt equal to the value of the warrants. (See Note 6.)

In addition, in connection with the new convertible note, the Company issued warrants to purchase 300,000 shares of common stock at an exercise price of $1.75 per share. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The Company recognized a loss on extinguishment of debt equal to the value of the warrants. (See Note 6.)

In December 2011, the Company issued 130,000 shares of common stock to a director in connection with the exercise of warrants with an exercise price of $0.50 per share in exchange for $65,000. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share. (See Note 9).

In January 2012, the Company issued 85,000 shares in exchange for $42,500 in connection with the exercise of warrants. The warrants had original exercise prices between $1.25 and $1.60 share. As a result, the Company recognized a loss on warrant repricing of $11,919 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

In July 2011, the Company rescinded the cashless exercise of warrants to purchase 45,000 shares of the Company's common stock at $1.25 per share held by a former director.

In May 2012, warrants to purchase 150,000 shares of common stock at $1.50 per share, held by our largest principal stockholder, expired.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to the provisions of ASC 740-10, "Accounting for Income Taxes," which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provisions of the ASC 740 -10 related to, Accounting for Uncertain Income Tax Positions. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

Effective July 1, 2007, the Company adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. As of June 30, 2012, the fiscal tax years ended June 30, 2009, 2010 and 2011 are still subject to audit.

Legal Costs and Contingencies

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonably estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss, if recovery is also deemed probable.

ORGANIZATION AND BASIS OF PRESENTATION (Policy)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Organization and Basis of Presentation [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements include the accounts of the Company and its two wholly owned subsidiaries: WeatherTech Innovations, Inc. and FireIce Gel, Inc. (formerly GelTech Innovations, Inc.). These unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") in accordance with the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all of the information and footnotes required by "GAAP" for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. The information included in these unaudited condensed consolidated interim financial statements should be read in conjunction with Management's Discussion and Analysis of Financial Conditions and Results of Operations contained in this report and the audited consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 10-K for the year ended June 30, 2012 filed on September 28, 2012.

Inventories	Inventories Inventories as of March 31, 2013 consisted of raw materials and finished goods in the amounts of $289,576 and $379,755, respectively.	Inventories Inventories are stated at the lower of cost or market, with cost determined using a first-in, first-out method.
Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued expenses and line of credit, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible debt approximates the fair value because the interest rate on the convertible note does not vary materially from the market rate for similar debt instruments.

We adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of March 31, 2013 or June 30, 2012.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible and other debt approximates the fair value because the interest rate on those debts do not vary materially from the market rate for similar debt instruments.

Effective July 1, 2008, we adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities effective July 1, 2009. The adoption did not have a material impact on our results of operations, financial position or liquidity. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:

Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:

Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:

Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of June 30, 2012 or 2011.

Revenue Recognition

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant. Revenue is shown net of returns and allowances.

Products shipped from our third-party fulfillment companies or our Jupiter, Florida location are shipped FOB shipping point. Normal terms are net 30 or net 60 days depending on the arrangement we have with the customer. As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida location.

The Company follows the guidance of ASC 605-50-25, "Revenue Recognition, Customer Payments." Accordingly, any incentives received from vendors are recognized as a reduction of the cost of goods sold. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction of sales.

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant. Revenue is shown net of returns and allowances.

Products shipped from either our third-party fulfillment companies or our Jupiter, Florida or Irwindale, California locations are shipped FOB shipping point. Normal payment terms are net 30 or net 60 days depending on the arrangement we have with the customer. As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida or Irwindale, California locations.

The Company follows the guidance of ASC 605-50-25, "Revenue Recognition, Customer Payments". Accordingly, any incentives received from vendors are recognized as a reduction of the cost of products. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold however, products we utilize to perform demonstrations for potential customers are recorded as a marketing expense in operations. During the fiscal years ended June 30, 2012 and 2011, these costs amounted to $50,622 and $48,661, respectively. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction in sales.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates for the three months and nine months ended March 31, 2013 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or debt conversion, valuation of debt discount related to the beneficial conversion feature of convertible notes, accruals for litigation losses and the valuation of deferred tax assets.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates in fiscal 2012 and fiscal 2011 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of the beneficial conversion features associated with convertible notes, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or for debt conversion, accruals for litigation losses and the valuation of deferred tax assets.

Net Earnings (Loss) per Share

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10, "Earnings per Share." ASC 260-10 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. At March 31, 2013, there were stock appreciation rights to purchase 2,400,000 shares of the Company common stock, options to purchase 5,619,507 shares of the Company's common stock, warrants to purchase 1,920,258 shares of the Company's common stock, 800,000 restricted stock units and 6,336,267 shares of the Company's common stock are reserved for convertible notes which may dilute future earnings per share.

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10. ASC 260-10 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. For the years ended June 30, 2012 and 2011, there was no separate computation of dilutive net loss per share since the common stock equivalents outstanding were anti-dilutive due to the net losses. At June 30, 2012 there were options to purchase 5,987,007 shares and warrants to purchase 4,805,258 shares of common stock outstanding which may dilute future earnings per share. In addition, there are 2,372,030 shares reserved for issuance related to convertible note agreements.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with ASC 718-10, "Share-Based Payment," which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company's determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The Company estimates volatility based upon the historical stock price of the Company and estimates the expected term for employee stock options using the simplified method for employees and directors and the contractual term for non-employees. The risk free rate is determined based upon the prevailing rate of United States Treasury securities with similar maturities.

The fair values of stock option grants for the period from July 1, 2012 to March 31, 2013 were estimated using the following assumptions:

Risk free interest rate	0.53% - 1.99%
Expected term (in years)	2.5 - 10.0
Dividend yield	--
Volatility of common stock	89.67% - 93.11%
Estimated annual forfeitures	--

Stock-Based Compensation

The Company accounts for stock-based compensation to in accordance with ASC 718-10 which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values. Stock option compensation expense recognized under ASC 718-10 for the years ended June 30, 2012 and 2011 was $1,371,519 and $921,639, respectively, related to employee, director and advisory board stock options, and is included in selling, general and administrative expenses in the consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At June 30, 2011, the total compensation cost for stock options not yet recognized was $1,752,879. This cost will be amortized on a straight-line basis over the remaining requisite service period of the options.

The Company accounts for non-employee stock based awards at fair value in accordance with the measurement and recognition criteria of ASC 505-50 "Equity Based payments to Non-Employees. Stock based compensation to non-employees recognized for the years ended June 30, 2012 and 2011 was $-0- and $322,850, respectively. Unrecognized stock based compensation expense for non-employees as of June 30, 2011 was $42,500 and was included in expense during the year ended June 30, 2012. In addition, during 2011 the Company issued 125,000 shares of restricted common stock to a consultant. The restricted shares were valued on their vesting dates with the fair value being recorded as expense.

2007 Equity Incentive Plan

In January 2007, the Company established the 2007 Equity Incentive Plan under which provided for the issuance of up to 1,500,000 stock options, stock appreciation rights, restricted stock or restricted stock units to our directors, employees and consultants. In September 2008, the Board of Directors approved an amendment to the Company's 2007 Equity Incentive Plan to increase the number of shares authorized by the plan from 1,500,000 to 3,500,000. In fiscal 2012, Board of Directors increased the number of share authorized under the Plan to 4,500,000.

Under the Equity Incentive Plan, all directors who are not employees or own 10% or more of the Company's outstanding stock at the time of grant shall automatically receive a grant of stock options of grant as follows:

Initial Grants

A - Chairman of the Board

- 50,000 options

B - Director

- 30,000 options

C - Chair of a Committee

- 10,000 options

D - Member of a Committee

- 5,000 options

Annual Grants

A - Chairman of the Board

- 35,000 options

B - Director

- 50,000 options

C - Chair of a Committee

- 10,000 options

D - Member of a Committee

- 5,000 options

All initial grants of options to new non-employee directors and committee members vest annually over a three year period on the anniversary date of the grant, subject to continuing service as a director, Committee member, Chairman of the Board or Chairman of a Committee on the applicable vesting date. Options automatically granted annually under the 2007 Equity Incentive Plan vest the following June 30th, subject to continuing service as a director. Because our Chairman of the Board is an employee, he is not eligible for a grant. The exercise price of options or stock appreciation rights granted under the 2007 Equity Incentive Plan shall not be less than the fair market value of the underlying common stock at the time of grant. In the case of incentive stock options, the exercise price may not be less than 110% of the fair market value in the case of 10% shareholders. Options and stock appreciation rights granted under the 2007 Equity Incentive Plan shall expire no later than ten years after the date of grant. The option price may be paid in United States dollars by check or wire transfer or, at the discretion of the Board of Directors or Compensation Committee, by delivery of shares of our common stock having fair market value equal as of the date of exercise to the cash exercise price, or a combination thereof.

The identification of individuals entitled to receive awards, the terms of the awards, and the number of shares subject to individual awards, are determined by the Board of Directors or the Compensation Committee, in their sole discretion. The purchase price per share, if applicable, shall be adjusted for any increase or decrease in the number of issued shares resulting from a recapitalization, reorganization, merger, consolidation, exchange of shares, stock dividend, stock split, reverse stock split, or other subdivision or consolidation of shares.

The Board of Directors or the Compensation Committee may from time to time alter, amend, suspend, or discontinue the Equity Incentive Plan with respect to any shares as to which awards of stock rights have not been granted. However no rights granted with respect to any awards under this Equity Incentive Plan before the amendment or alteration shall be impaired by any such amendment, except with the written consent of the grantee. Under the terms of the Equity Incentive Plan, the Board of Directors or the Compensation Committee may also grant awards which will be subject to vesting under certain conditions. The vesting may be time-based or based upon meeting performance standards, or both.

In April 2010, the Company amended the 2007 Equity Incentive Plan to increase the number of stock options granted annually to directors from 20,000 to 50,000.

All of our Stock Option Agreements provide for "clawback" provisions, which enable our Board of Directors to cancel stock awards and recover past profits if the person is dismissed for cause or commits certain acts which harm us.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company's determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The fair value of stock option grants for the fiscal year ended June 30, 2012 and 2011 were estimated using the following weighted- average assumptions:

	2012	2011
Risk free interest rate	0.23% - 2.35%	1.39% - 2.24%
Expected term in years	1.5 - 6.5	4.0 - 6.5
Dividend yield	-	-
Volatility of common stock	87.55% - 91.39%	87.24% - 96.46%
Estimated annual forfeitures	-	-

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's stock options and warrants have characteristics different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options In fiscal 2012 and 2011, the Company used the Company's trading prices in calculating the stock price volatility and based its volatility on historical volatility. The expected term was estimated using the simplified method for employee stock options since the Company does not have adequate historical exercise data to estimate the expected term.

Options to Purchase Common Stock

A summary of stock option transactions issued to employees under the 2007 Plan for the fiscal years ended June 30, 2012 and 2011 is as follows:

Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	3,290,500	$1.22	10.00
Exercised		$-	-
Forfeited	(500,000)	$1.00	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,439,507	$1.12	5.39	$2,787,063
Exercisable at June 30, 2011	1,952,919	$0.99	4.51	$1,487,668

Weighted average fair value of options granted during the year ended June 30, 2011		$0.82

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-	7.47
Expired	(525,000)	$1.00
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

In February 2010, the Company granted options to purchase 5,000 shares of the Company's common stock to the new director of the Company upon his appointment to the audit committee. The options have an exercise price of $1.95 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 101.79% derived from the market price of the Company's common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.96%. The value of the options will be recognized over the vesting term, three years.

In May 2010, the Company granted options to purchase 30,000 shares of the Company's common stock to a new director of the Company. The options have an exercise price of $1.55 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 95.12% derived from the market price of the Company's common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.89%. The value of the options will be recognized over the vesting term, three years.

On July 1, 2010, the Company granted options to purchase 165,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.21 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.46% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, one year.

On July 6, 2010, the Company granted options to purchase 33,000 shares of the Company's common stock to employees of the Company. The options have an exercise price of $1.20 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.03% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On August 12, 2010, the Company granted options to purchase 30,000 shares of the Company's common stock to a new director upon his appointment to the board. The options have an exercise price of $1.08 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, three years.

On September 27, 2010, the Company granted options to purchase 10,000 shares of the Company's common stock to a director upon his appointment as chairman of the Company's audit committee. The options have an exercise price of $1.35 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On September 29, 2010, the Company granted options to purchase 5,000 shares of the Company's common stock to a director upon his appointment as a member of the Company's audit committee. The options have an exercise price of $1.38 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On December 8, 2010, the Company granted options to purchase a total of 2,250,000 shares of the Company's common stock to its Chief Executive Officer, President and Chief Technology Officer. The grants of 750,000 options per officer, 150,000 vested immediately and the remainder vest semiannually over three years beginning June 30, 2011, have an exercise price of $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.42%. The value of the options will be recognized 20% immediately and the remainder over the vesting term, three years.

In December 2010, the Company announced a marketing arrangement with a prominent actor. In connection with the arrangement, the Company agreed to issue the actor five year options to purchase up to 2,000,000 shares of common stock at $1.20 per share upon the signing of an agreement. As of June 30, 2012, the agreement has not been signed and the Company does not anticipate an agreement will be concluded.

In February 2011, the Company granted five-year options to purchase 237,500 shares of the Company's common stock at an exercise price of $1.17 per share to employees. The options will vest semiannually over three years beginning June 30, 2011. The options were valued at $175,694 with the Black-Scholes option pricing model using a volatility of 88.13%, based upon the historical price of the Company's common stock, an expected term of 4 years, calculated using the simplified method and based upon a discount rate of 1.39%, equal to the rate for treasury securities with similar expected terms. The expense will be recognized over the vesting term.

On March 10, 2011, the Company granted options to purchase a total of 750,000 shares of the Company's common stock (250,000 each) to its Chief Executive Officer, President and Chief Technology Officer exercisable at $1.25 per share over ten years. The options vest annually over three years, subject to the Company meeting certain performance milestones and are further subject to the officer's continued employment with the Company. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 10, 2011, the Company granted options to purchase a total of 210,000 shares of the Company's common stock to Directors. The options vest semiannually over three years, beginning June 30, 2011, have an exercise price of $1.25 per share, and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 23, 2011, the Company granted five-year options to purchase 20,000 shares of the Company's common stock at an exercise price of $1.60 per share to a new employee. The options vest semi-annually over a three year period with the first vesting date being June 30, 2011. The options were valued using the Black-Scholes model using a volatility of 89.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.6%. The value of the options will be recognized over the vesting term, three years.

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were granted by the Company on June 3, 2011, to its Chief Financial Officer (CFO) became effective, upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th over the 3-year requisite service period with the first vesting date being December 31, 2011, subject to continued employment. The options were valued at $224,778 using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. In December 2011, the Company reduced the exercise price of the options to $0.60 per share as inducement for a loan from the CFO (See related party transactions). As a result, the value of the options was increased by $15,067 which will be recorded as expense over the remaining requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers (a total of 525,000 options). The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

In June 2012, the Company granted the Company's president a three year extension and amended the exercise price of options to purchase 50,000 shares of common stock which had an original expiration date of June 25, 2012. The extended options vested immediately and were valued with the Black-Scholes option pricing model using a volatility of 91.39% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 1.5 years (using the simplified method) and a discount rate of 0.23%. The calculated value of $17,011 was recognized as expense during the year ended June 30, 2012.

A summary of options issued to non-employees under the 2007 Plan and changes during the period from June 30, 2010 to June 30, 2011 and from June 30, 2011 to June 30, 2012 is as follows:

Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	420,000	$1.22	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	790,000	$1.25	7.98	$407,850
Exercisable at June 30, 2011	491,666	$1.22	7.08	$272,900

Weighted average fair value of options granted during the year ended June 30, 2011		$0.84

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

On December 8, 2010, the Company granted options to purchase a total of 350,000 shares of the Company's common stock, 100,000 to its legal counsel and 250,000 to a consultant, in recognition of past service to the Company. Options vested immediately, are exercisable at $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.0 years, and a discount rate of 1.87%. The value of the options was recognized in December 2010.

On January 29, 2011, the Company granted options to purchase a total of 100,000 shares of the Company's common stock to its largest principal stockholder in connection with the shareholder's exercise of warrants to purchase 303,303 shares of common stock at an exercise price which exceeded the then current market price of the Company's common stock. The warrants vest immediately, have an exercise price of $1.15 per share, and have a three year term. The warrants were valued using the Black-Scholes model using a volatility of 88.18% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 0.96%. The value of the warrants were recognized in other expense during the year ended June 30, 2011.

On March 10, 2011, the Company granted options to purchase a total of 35,000 shares of the Company's common stock to a consultant. The options vested immediately, have an exercise price of $1.15 per share, and have a three year term. The options were valued at $25,210 using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 1.13%. The value of the options was recognized during the three months ended March 31, 2011.

On July 1, 2011, the Company granted options to purchase 245,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

On January 5, 2012, the Company granted options to purchase 35,000 shares of the Company's common stock to a new director of the Company upon his appointment to the board and his election to serve on the audit committee. The options have an exercise price of $0.60 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.55% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.30%. The value of the options, $14,633, will be recognized over the vesting term, three years.

A summary of options issued to non-employees under the 2007 Plan and changes during the fiscal years ended June 30, 2012 and 2011 is as follows:

Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	4.53
Granted	485,000	$1.22	5.00
Exercised	(100,000)	$1.22	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	540,000	$1.16	3.14	$319,750
Exercisable at June 30, 2011	540,000	$1.16	3.14	$319,750

Weighted average fair value of options granted during the year ended June 30, 2011		$0.79

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Warrants to Purchase Common Stock

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

A summary of warrants issued for cash and changes during the periods June 30, 2010 to June 30, 2011 and from June 30, 2011 to June 30, 2012 is as follows:

Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	2,341,200	$1.31	5.0
Exercised	(423,303)	$1.25	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,651,200	$1.46	2.68
Exercisable at June 30, 2011	4,651,200	$1.46	2.68

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

During fiscal 2011, the Company issued three year warrants to purchase 841,200 shares of the Company's common stock at an exercise price of $1.25 per share and issued five year warrants to purchase 200,000 shares of the Company's common stock at an exercise price of $1.25 per share in connection with private placement transactions.

In February, 2011, the Company issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.25 per share in connection with the reduction of the Company's line of credit. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The Company recognized a loss on extinguishment of debt equal to the value of the warrants. (See Note 6.)

In addition, in connection with the new convertible note, the Company issued warrants to purchase 300,000 shares of common stock at an exercise price of $1.75 per share. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The Company recognized a loss on extinguishment of debt equal to the value of the warrants. (See Note 6.)

In December 2011, the Company issued 130,000 shares of common stock to a director in connection with the exercise of warrants with an exercise price of $0.50 per share in exchange for $65,000. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share. (See Note 9).

In January 2012, the Company issued 85,000 shares in exchange for $42,500 in connection with the exercise of warrants. The warrants had original exercise prices between $1.25 and $1.60 share. As a result, the Company recognized a loss on warrant repricing of $11,919 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

In July 2011, the Company rescinded the cashless exercise of warrants to purchase 45,000 shares of the Company's common stock at $1.25 per share held by a former director.

In May 2012, warrants to purchase 150,000 shares of common stock at $1.50 per share, held by our largest principal stockholder, expired.

New Accounting Pronouncements

New Accounting Pronouncements

Accounting Standards Updates which were not effective until after March 31, 2013 are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Organization and Basis of Presentation [Abstract]
Schedule of Stock Option Grants, Estimated using Assumptions

The fair values of stock option grants for the period from July 1, 2012 to March 31, 2013 were estimated using the following assumptions:

Risk free interest rate	0.53% - 1.99%
Expected term (in years)	2.5 - 10.0
Dividend yield	--
Volatility of common stock	89.67% - 93.11%
Estimated annual forfeitures	--

The fair value of stock option grants for the fiscal year ended June 30, 2012 and 2011 were estimated using the following weighted- average assumptions:

	2012	2011
Risk free interest rate	0.23% - 2.35%	1.39% - 2.24%
Expected term in years	1.5 - 6.5	4.0 - 6.5
Dividend yield	-	-
Volatility of common stock	87.55% - 91.39%	87.24% - 96.46%
Estimated annual forfeitures	-	-

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	3,290,500	$1.22	10.00
Exercised		$-	-
Forfeited	(500,000)	$1.00	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,439,507	$1.12	5.39	$2,787,063
Exercisable at June 30, 2011	1,952,919	$0.99	4.51	$1,487,668

Weighted average fair value of options granted during the year ended June 30, 2011		$0.82

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-	7.47
Expired	(525,000)	$1.00
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

Options Issued to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	420,000	$1.22	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	790,000	$1.25	7.98	$407,850
Exercisable at June 30, 2011	491,666	$1.22	7.08	$272,900

Weighted average fair value of options granted during the year ended June 30, 2011		$0.84

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

Non-Employee, Non-Director Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	4.53
Granted	485,000	$1.22	5.00
Exercised	(100,000)	$1.22	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	540,000	$1.16	3.14	$319,750
Exercisable at June 30, 2011	540,000	$1.16	3.14	$319,750

Weighted average fair value of options granted during the year ended June 30, 2011		$0.79

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Warrants to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

Warrants to Purchase Common Stock

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

Warrants Issued for Cash or Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	2,341,200	$1.31	5.0
Exercised	(423,303)	$1.25	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,651,200	$1.46	2.68
Exercisable at June 30, 2011	4,651,200	$1.46	2.68

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

ORGANIZATION AND BASIS OF PRESENTATION (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Organization and Basis of Presentation [Abstract]
Schedule of Stock Option Grants, Estimated using Assumptions

The fair values of stock option grants for the period from July 1, 2012 to March 31, 2013 were estimated using the following assumptions:

Risk free interest rate	0.53% - 1.99%
Expected term (in years)	2.5 - 10.0
Dividend yield	--
Volatility of common stock	89.67% - 93.11%
Estimated annual forfeitures	--

The fair value of stock option grants for the fiscal year ended June 30, 2012 and 2011 were estimated using the following weighted- average assumptions:

	2012	2011
Risk free interest rate	0.23% - 2.35%	1.39% - 2.24%
Expected term in years	1.5 - 6.5	4.0 - 6.5
Dividend yield	-	-
Volatility of common stock	87.55% - 91.39%	87.24% - 96.46%
Estimated annual forfeitures	-	-

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable	Accounts receivable at June 30, 2012 and 2011 was as follows:

	2012	2011
Accounts receivable	$95,685	$141,609
Allowance for doubtful accounts	(40,525)	(37,785)
	$55,160	$103,824

INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
Schedule of Inventories	Inventories consisted of the following at June 30, 2012 and 2011:

	2012	2011
Finished goods	$364,630	$230,605
Raw materials	181,488	162,829
	$546,118	$393,434

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	3,290,500	$1.22	10.00
Exercised		$-	-
Forfeited	(500,000)	$1.00	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,439,507	$1.12	5.39	$2,787,063
Exercisable at June 30, 2011	1,952,919	$0.99	4.51	$1,487,668

Weighted average fair value of options granted during the year ended June 30, 2011		$0.82

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-	7.47
Expired	(525,000)	$1.00
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

Options Issued to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	420,000	$1.22	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	790,000	$1.25	7.98	$407,850
Exercisable at June 30, 2011	491,666	$1.22	7.08	$272,900

Weighted average fair value of options granted during the year ended June 30, 2011		$0.84

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

Non-Employee, Non-Director Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	4.53
Granted	485,000	$1.22	5.00
Exercised	(100,000)	$1.22	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	540,000	$1.16	3.14	$319,750
Exercisable at June 30, 2011	540,000	$1.16	3.14	$319,750

Weighted average fair value of options granted during the year ended June 30, 2011		$0.79

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Warrants Issued for Cash or Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	2,341,200	$1.31	5.0
Exercised	(423,303)	$1.25	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,651,200	$1.46	2.68
Exercisable at June 30, 2011	4,651,200	$1.46	2.68

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

FURNITURE, FIXTURES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2012
FURNITURE, FIXTURES AND EQUIPMENT [Abstract]
Schedule of Furniture, Fixtures and Equipment

Furniture, fixtures and equipment consisted of the following as of June 30, 2012 and 2011:

	Estimated	June 30,
	Useful Life	2012	2011

Equipment	3 - 5 years	$69,538	$58,783
Storage facilities	3 years	19,717	19,717
Vehicles	5 - 7 years	189,897	170,961
Furniture and fixtures	5 years	20,420	19,853
		299,572	269,314
Accumulated depreciation		(110,793)	(59,492)
		$188,779	$209,822

CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Tables)	12 Months Ended
Jun. 30, 2012
Convertible and Non-Convertible Note Agreements [Abstract]
Schedule of Debt

A summary of notes payable and related discounts as of June 30, 2012 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount
Third parties
Convertible notes payable	$107,625	$(33,411)	$74,214
Less current portion	107,625	(33,411)	74,214
Convertible notes payable, net of current portion	$-	$-	$-

Related parties
Convertible notes payable	$1,907,354	$(126,641)	$1,780,713
Notes payable	84,380	-	84,380
	1,991,734	(126,641)	1,865,093
Less current portion	494,251	(126,641)	367,610
Convertible and non-convertible note payable, net of current portion	$1,497,483	$-	$1,497,483

INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Due to the net losses incurred, there was no income tax provision for the fiscal years ended June 30, 2012 and 2011. Deferred tax assets and liabilities as of June 30, 2012 and 2011, were as follows:

	June 30, 2012	June 30, 2011
Net operating loss carryforward	$7,357,047	$5,031,917
Allowance for bad debt	1,042	8,026
Stock-based compensation	800,329	873,546
Less: Deferred tax liability - depreciation	(61,063)	(3,863)
Net deferred tax assets	8,097,355	5,909,626
Less valuation allowance	(8,097,355)	(5,909,626)

Net deferred tax asset	$-	$-

Schedule of Reconciliation of Provision (Benefit) for Income Taxes

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the fiscal years ended June 30, 2012 and 2011 was as follows:

	For the Fiscal Year Ended June 30,
	2012		2011
	Amount	%	Amount	%

Tax at U.S. statutory rate	$(2,424,220)	-34.00%	$(2,049,058)	-34.00%
State taxes, net of federal benefit	(258,310)	-3.62%	(217,838)	-3.61%
Other	494,801	7.81%	209,348	3.50%
Change in valuation allowance	2,187,729	29.81%	2,057,548	34.11%
	$-	0.00%	$-	0.00%

ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2013 Stock Appreciation Rights [Member]	Mar. 31, 2013 Stock Options [Member]	Jun. 30, 2012 Stock Options [Member]	Mar. 31, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Mar. 31, 2013 Restricted Stock Units [Member]	Mar. 31, 2013 Stock Options Reserved For Convertible Notes [Member]
Inventories
Raw materials	$ 289,576	$ 181,488	$ 162,829
Finished goods	$ 379,755	$ 364,630	$ 230,605
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive				2,400,000	5,619,507	5,987,007	1,920,258	4,805,258	800,000	6,336,267

ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Fair Value Assumptions for Stock Options) (Details) (Stock Options [Member])	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Estimated annual forfeitures
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.53%	0.23%	1.39%
Expected term (in years)	2 years 6 months	1 year 6 months	4 years
Volatility of common stock	89.67%	87.55%	87.24%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.99%	2.35%	2.24%
Expected term (in years)	10 years	6 years 6 months	6 years 6 months
Volatility of common stock	93.11%	91.39%	96.46%

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Excluding 2007 Equity Incentive Plan) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Revenue Recognition
Marketing expense					$ 50,622	$ 48,661
Shipping and Handling Costs
Shipping and handling costs					63,726	24,077
Research and Development
Research and development	75,236	18,129	98,967	68,104	83,707	91,762
Advertising
Advertising expense					82,719	267,043
Net Earnings (Loss) per Share
Shares reserved for issuance to convertible note agreements					2,372,030
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense			1,234,945	1,002,060	1,371,519	921,639
Employee, Director and Advisory Board [Member]
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense					1,371,519	921,639
Share-based compensaion expense not yet recognized					1,752,879
Nonemployees [Member]
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense					0	322,850
Share-based compensaion expense not yet recognized					$ 42,500
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	5,619,507				5,987,007
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	1,920,258				4,805,258
Minimum [Member]
Buildings and Equipment
Property and equipment, estimated useful life					3 years
Maximum [Member]
Buildings and Equipment
Property and equipment, estimated useful life					7 years

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Equity Incentive Plan) (Details) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2010	Jul. 06, 2010 Employee Options and Stock Appreciation Rights [Member]	Sep. 25, 2012 Employee Options and Stock Appreciation Rights [Member]	Mar. 23, 2011 Employee Options and Stock Appreciation Rights [Member]	Feb. 28, 2011 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2013 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2011 Employee Options and Stock Appreciation Rights [Member]	Jul. 02, 2012 Options Issued to Directors [Member]	Jul. 02, 2011 Options Issued to Directors [Member]	Mar. 10, 2011 Options Issued to Directors [Member]	Jul. 02, 2010 Options Issued to Directors [Member]	Sep. 27, 2010 Options Issued to Directors [Member]	Sep. 29, 2010 Options Issued to Directors [Member]	Mar. 31, 2013 Options Issued to Directors [Member]	Mar. 31, 2012 Options Issued to Directors [Member]	Jun. 30, 2012 Options Issued to Directors [Member]	Jun. 30, 2011 Options Issued to Directors [Member]	Jan. 29, 2011 Principal Stockholder [Member]	Jan. 05, 2012 New Director [Member]	Aug. 12, 2010 New Director [Member]	May 31, 2010 New Director [Member]	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member]	Sep. 20, 2011 Chief Executive Officer and President and Chief Technology Officer [Member]	Mar. 10, 2011 Chief Executive Officer and President and Chief Technology Officer [Member]	Jun. 30, 2012 President Extension [Member]	Dec. 08, 2010 New Director Appointment Audit Committee [Member]	Feb. 28, 2010 New Director Appointment Audit Committee [Member]	Jun. 30, 2012 Chief Financial Officer [Member]	Dec. 08, 2010 Legal Counsel and Consultant [Member]	Mar. 10, 2011 Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,395,000				33,000	265,000	20,000	237,500	4,589,507	675,000	675,000	3,290,500		245,000	210,000	165,000	10,000	5,000	610,000	280,000	280,000	420,000	100,000	35,000	30,000	30,000	800,000	525,000	750,000	50,000	2,250,000	5,000	150,000	350,000	35,000
Granted, exercise price					$ 1.25				$ 1.2	$ 0.6	$ 1.6	$ 1.17	$ 0.5	$ 1.06	$ 0.75	$ 1.22		$ 1.75	$ 1.25	$ 1.21	$ 1.35	$ 1.38	$ 0.95	$ 1.6	$ 1.6	$ 1.22	$ 1.15	$ 0.6	$ 1.08	$ 1.55	$ 0.45	$ 0.81	$ 1.25		$ 1.22	$ 1.95		$ 1.22	$ 1.15
Common stock vesting term									3 years									1 year		1 year	3 years	3 years						3 years	3 years	3 years			3 years			3 years	10 years
Share based compensation, term									10 years		5 years						10 years	10 years	10 years	10 years	10 years	10 years					3 years	10 years	10 years	10 years	10 years	10 years	10 years		5 years	10 years		5 years	3 years
Pricing model used in calculation of grant-date fair value									Black-Scholes Model	Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Model					Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model					Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black Scholes Model		Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Model	Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Model
Expected Volatility									96.03%	89.93%	89.13%	88.13%					89.65%	89.65%	87.24%	96.46%	92.40%	92.40%					88.18%	87.55%	92.40%	95.12%		88.89%	87.24%	91.39%	89.39%	101.79%	90.60%	89.39%	87.24%
Expected term									6 years 6 months	4 years	4 years	4 years						6 years 6 months	6 years 6 months	5 years 6 months	6 years 6 months	6 years 6 months					3 years	6 years 6 months	6 years 6 months	6 years 6 months		6 years 6 months	6 years 6 months	1 year 6 months	4 years	6 years 6 months	6 years 6 months	5 years
Discount rate									2.24%	0.53%	1.60%	1.39%					2.35%	2.35%	2.24%	1.96%	1.76%	1.76%					0.96%	1.30%	1.96%	2.89%		1.25%	2.24%	0.23%	1.42%	2.96%	2.11%	1.87%	1.13%
Immediately vested shares																																					50,000	350,000
Vesting period for semiannual vesting shares											3 years	3 years							3 years																		3 years
Percentage expensed immediately										25.00%																								500.00%	20.00%
Fair value										$ 101,029		$ 175,694					$ 311,001	$ 311,001										$ 14,633				$ 320,271					$ 224,778		$ 25,210
Number of shares callable by warrants				120,000				180,000
Additional expense to vest previously issued options																																		17,011
Common stock issued upon exercise of options for cash						$ 33,335	$ 122,000
Common stock issued upon exercise of options for cash, shares	85,000	5,000	30,000	100,000	45,000								4,247,500											(35,000)	(35,000)
Forfeited													(2,875,000)			(500,000)								(142,500)	(142,500)

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) (Stock Options [Member])	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Estimated annual forfeitures
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.53%	0.23%	1.39%
Expected term (in years)	2 years 6 months	1 year 6 months	4 years
Volatility of common stock	89.67%	87.55%	87.24%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.99%	2.35%	2.24%
Expected term (in years)	10 years	6 years 6 months	6 years 6 months
Volatility of common stock	93.11%	91.39%	96.46%

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock Options Activity) (Details) (USD $)	1 Months Ended				3 Months Ended	0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended						0 Months Ended			1 Months Ended		9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Jul. 06, 2010 Employee Options and Stock Appreciation Rights [Member]	Sep. 25, 2012 Employee Options and Stock Appreciation Rights [Member]	Mar. 23, 2011 Employee Options and Stock Appreciation Rights [Member]	Feb. 28, 2011 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2013 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2011 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2013 Employee Options and Stock Appreciation Rights [Member]	Dec. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Dec. 31, 2011 Employee Options and Stock Appreciation Rights [Member]	Jul. 02, 2011 Options Issued to Directors [Member]	Mar. 10, 2011 Options Issued to Directors [Member]	Jul. 02, 2010 Options Issued to Directors [Member]	Sep. 27, 2010 Options Issued to Directors [Member]	Sep. 29, 2010 Options Issued to Directors [Member]	Mar. 31, 2013 Options Issued to Directors [Member]	Mar. 31, 2012 Options Issued to Directors [Member]	Jun. 30, 2012 Options Issued to Directors [Member]	Jun. 30, 2011 Options Issued to Directors [Member]	Mar. 31, 2013 Options Issued to Directors [Member]	Dec. 31, 2012 Options Issued to Directors [Member]	Mar. 31, 2012 Options Issued to Directors [Member]	Dec. 31, 2011 Options Issued to Directors [Member]	Mar. 31, 2013 Non-Employee, Non-Director Options [Member]	Mar. 31, 2012 Non-Employee, Non-Director Options [Member]	Jun. 30, 2012 Non-Employee, Non-Director Options [Member]	Jun. 30, 2011 Non-Employee, Non-Director Options [Member]	Mar. 31, 2013 Non-Employee, Non-Director Options [Member]	Dec. 31, 2012 Non-Employee, Non-Director Options [Member]	Mar. 31, 2012 Non-Employee, Non-Director Options [Member]	Dec. 31, 2011 Non-Employee, Non-Director Options [Member]	Mar. 31, 2013 Warrants Issued For Settlement [Member]	Mar. 31, 2012 Warrants Issued For Settlement [Member]	Jun. 30, 2012 Warrants Issued For Settlement [Member]	Jun. 30, 2011 Warrants Issued For Settlement [Member]	Mar. 31, 2013 Warrants Issued For Settlement [Member]	Dec. 31, 2012 Warrants Issued For Settlement [Member]	Mar. 31, 2012 Warrants Issued For Settlement [Member]	Dec. 31, 2011 Warrants Issued For Settlement [Member]	Mar. 31, 2013 Warrants Issued for Cash or Services [Member]	Mar. 31, 2012 Warrants Issued for Cash or Services [Member]	Jun. 30, 2012 Warrants Issued for Cash or Services [Member]	Jun. 30, 2011 Warrants Issued for Cash or Services [Member]	Mar. 31, 2013 Warrants Issued for Cash or Services [Member]	Dec. 31, 2012 Warrants Issued for Cash or Services [Member]	Mar. 31, 2012 Warrants Issued for Cash or Services [Member]	Dec. 31, 2011 Warrants Issued for Cash or Services [Member]
Number of Options
Balance at beginning of period						1,649,007				4,589,507	4,439,507	4,439,507	1,649,007	5,962,007	7,974,507	4,589,507	4,589,507	790,000		370,000			857,500	790,000	790,000	370,000	1,467,500	1,092,500	892,500	857,500	540,000	540,000	540,000	155,000	590,000	440,000	540,000	540,000	344,058	474,508	474,508	474,508	694,058	694,058	344,508	344,508	4,481,200	4,651,200	4,651,200	2,733,303	1,226,200	2,391,200	4,661,200	4,696,200
Granted					1,395,000	33,000	265,000	20,000	237,500	4,589,507	675,000	675,000	3,290,500					245,000	210,000	165,000	10,000	5,000	610,000	280,000	280,000	420,000					150,000			485,000					350,000								50,000			2,341,200
Exercised	(85,000)	(5,000)	(30,000)	(100,000)	(45,000)					(4,247,500)														35,000	35,000						100,000			100,000						130,000	130,000						1,865,000	85,000	85,000	423,303
Options sold to third party																																																45,000	45,000
Forfeited										2,875,000			500,000											142,500	142,500
Expired											525,000	525,000													35,000																						1,420,000		150,000
Exercisable at end of period										3,375,257	2,355,508	2,808,088	1,952,919		4,500,257		2,355,508						770,582	538,834	724,666	491,666		756,831		525,500	440,000	540,000	540,000	540,000		440,000		540,000	694,058	344,508	344,058	344,058		694,058		344,508	1,226,200	4,611,200	4,461,200	4,461,200		2,391,200		4,696,200
Weighted Average Remaining Contractual Life
Outstanding, March 31, 2013										6 years 10 months 13 days	5 years 8 months 8 days	5 years 11 months 9 days	6 years 4 months 20 days										8 years 3 months	7 years 10 months 20 days	7 years 11 months 17 days	7 years 11 months 29 days					3 years 8 months 1 day	2 years 4 months 20 days	3 years 1 month 20 days	3 years 1 month 20 days					2 years 4 months 2 days	1 year 2 months 1 day	11 months 2 days	1 year 10 months 25 days					1 year 6 months 22 days	1 year 11 months 5 days	2 years 5 months 12 days	2 years 8 months
Granted										9 years 7 months 6 days		10 years	10 years										10 years	10 years	10 years	10 years					10 years			5 years					5 years								5 years			5 years
Forfeited												7 years 5 months 16 days
Options exercisable, March 31, 2013										5 years 11 months 19 days	4 years 10 months 20 days	5 years 11 days	4 years 6 months 10 days										7 years 1 month 13 days	7 years 1 month 6 days	7 years 9 months 23 days	7 years 29 days					1 year 6 months 7 days	2 years 4 months 20 days	2 years 1 month 20 days	3 years 1 month 20 days					2 years 4 months 2 days	1 year 2 months 1 day	11 months 1 day	1 year 11 months 2 days					1 year 6 months 22 days	1 year 11 months 5 days	2 years 5 months 12 days	2 years 8 months
Aggregate Intrinsic Value
Outstanding at end of period										$ 2,721,109	$ 71,956	$ 339,417	$ 2,787,063										$ 224,970	$ 13,585	$ 24,820	$ 407,850					$ 32,750			$ 319,750
Exercisable at end of period										$ 1,159,109	$ 71,956	$ 181,750	$ 1,487,668										$ 60,737	$ 5,535	$ 14,612	$ 272,900					$ 32,750			$ 319,750

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Warrant) (Details) (USD $)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Private Placement Three Year Warrants [Member]	Jun. 30, 2011 Private Placement Five Year Warrants [Member]	Feb. 28, 2011 Reduction of Convertible Note Warrants [Member]	Feb. 28, 2011 New Convertible Note Warrant [Member]	May 31, 2012 Largest Shareholder [Member]	Dec. 31, 2011 Warrant to Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,395,000						841,200	200,000	1,000,000	300,000
Granted, exercise price					$ 1.25
Pricing model used in calculation of grant-date fair value													Black-Scholes Model	Black-Scholes Model
Volatility of common stock													88.13%	88.13%
Expected term (in years)													5 years	5 years
Discount rate													2.30%	2.30%
Proceeds from exercise of warrants	$ 42,500						$ 910,000	$ 107,500	$ 65,000	$ 379,129						$ 65,000
Common stock issued upon exercise of options for cash, shares	85,000	5,000	30,000	100,000	45,000											130,000
Exercise price of stock options exercised during period	$ 0.5	$ 0.667	$ 1	$ 1.22												$ 0.5
Cost of repricing warrants to induce exercise	$ 11,919					$ 11,919	$ 70,491	$ 17,753	$ 17,753							$ 5,834
Market value of warrants	$ 1.5															$ 1.5
Exercise rescission	45,000		27,422
Exercise recission, exercise price	$ 1.25
Warrants expired															150,000

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Nonemployee Director Initial and Annual Grants) (Details)	3 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012 Chairman of the Board Initial [Member]	Jun. 30, 2012 Director Initial [Member]	Jun. 30, 2012 Chair of the Committee Initial [Member]	Jun. 30, 2012 Member of the Committee Initial [Member]	Jun. 30, 2012 Chairman Of Board Annual [Member]	Apr. 30, 2010 Director Annual [Member]	Mar. 31, 2010 Director Annual [Member]	Jun. 30, 2012 Director Annual [Member]	Jun. 30, 2012 Chair of a Committee Annual [Member]	Jun. 30, 2012 Member Of Committee Annual [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,395,000	50,000	30,000	10,000	5,000	35,000	50,000	20,000	50,000	10,000	5,000

GOING CONCERN (Details) (USD $)	1 Months Ended				2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Feb. 28, 2013	Jul. 31, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Mar. 31, 2013 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member] New Common Stock Purchase Agreement [Member]
GOING CONCERN [Abstract]
Net loss						$ (861,151)	$ (1,171,255)	$ (4,061,186)	$ (4,044,466)	$ (7,130,059)	$ (6,026,641)
Net cash used in operating activities								(3,075,253)	(2,891,623)	(3,634,531)	(3,636,213)
Working capital deficit					(122,280)	(122,280)		(122,280)
Accumulated deficit					(26,861,072)	(26,861,072)		(26,861,072)		(22,799,886)	(15,669,827)
Stockholders' deficit					(1,831,028)	(1,831,028)		(1,831,028)		(2,965,902)	804,952	(1,114,416)
Related Party Transaction [Line Items]
Potential proceeds from sale of equity													4,900,000	430,000			430,000		3,600,000
Common stock and warrants issued for cash, shares	210,226	75,000	303,303	180,000	857,379								2,336,569	686,082	2,148,063	1,333,820	1,002,749	2,148,063
Proceeds from sale of equity			379,129							571,700			1,420,003			810,003	610,000
Proceeds from sale of stock through private placements								$ 1,258,000	$ 566,700	$ 1,181,700	$ 3,272,766			$ 510,000	$ 3,158,866		$ 610,000		$ 100,000

CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Details) (USD $)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended								1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 29, 2009	Jun. 30, 2012 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Sep. 26, 2012 Chief Executive Officer [Member]	Feb. 08, 2013 Former President and CEO, David C. Bupp [Member]	Dec. 31, 2011 Former President and CEO, David C. Bupp [Member]	Apr. 30, 2011 Former President and CEO, David C. Bupp [Member]	Mar. 31, 2013 Former President and CEO, David C. Bupp [Member]	Sep. 26, 2012 Former President and CEO, David C. Bupp [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Mar. 31, 2013 Chief Financial Officer [Member]	Sep. 26, 2012 Chief Financial Officer [Member]	May 20, 2010 One Year Extension In Line Of Credit [Member]	Jun. 30, 2011 Line of Credit [Member]	Feb. 28, 2011 Reduction In Principal Amount Of Line Of Credit [Member]	Feb. 28, 2013 Reduction In Principal Amount Of Line Of Credit [Member]	Feb. 28, 2011 Remaining Principal In Line Of Credit Conversion [Member]	Mar. 09, 2012 Six Month Convertible Third Party [Member]	Feb. 28, 2013 Six Month Convertible Third Party [Member]	Aug. 31, 2012 Six Month Convertible Third Party [Member]	Mar. 31, 2013 Six Month Convertible Third Party [Member]	Jun. 30, 2012 Six Month Convertible Third Party [Member]	Mar. 10, 2012 Director [Member]	Mar. 31, 2013 Director [Member]	Jun. 30, 2012 Director [Member]	Sep. 30, 2012 Principal Stockholder [Member]	Mar. 29, 2012 Principal Stockholder [Member]	Sep. 28, 2012 Principal Stockholder [Member]	Jun. 30, 2012 Principal Stockholder [Member]	Sep. 30, 2012 One-Year Convertible Note Cancelling March 9, 2012 Note [Member]	Sep. 30, 2012 One-Year Convertible Cancelling March 10, 2012 Note [Member]
Debt Conversion [Line Items]
Line of credit, borrowing capacity	$ 1,997,483														$ 2,500,000
Debt, interest rate	7.50%	10.00%													5.00%		0.70%				5.00%				5.00%								5.00%					5.00%				5.00%			12.00%	12.00%
Shares issued for debt	210,226																													892,857				205,000							665,992
Number of shares callable by warrants												120,000		180,000																1,000,000		300,000
Exercise price of shares called by warrants					1.6		1.6				1.25	1.25	1.25	1.25																1.25		1.75
Debt conversion, cash payment amount																												60,000
Debt conversion, line of credit, amount		275,000	206,640	179,375																										1,000,000		1,497,483									322,996
Value of shares issued			150,000																									59,865				1.12
Volatility of common stock																												98.66%
Expected term (in years)																												2 years
Convertible note, conversion price	$ 0.35	$ 0.35	$ 0.5	$ 0.5	$ 1.25		$ 1.25																										$ 0.5	$ 0.35				$ 0.5				$ 0.5			$ 0.5	$ 0.5
Loss on extinguishment of debt	42,040				(21,311)		(21,311)			(267,390)
Interest accrued	73,579															27,130		2,372								2,372																74,874
Interest expense					96,514	40,397	399,119	78,884	280,305	387,254																			277,199					(29,400)	4,375	(7,036)			(5,802)			8,121
Debt discount		25,000	60,109	4,375																													84,562	86,100				63,038				199,798			35,138	24,971
Debt instrument, face amount	250,000	23,571		106,600																											275,000		107,625	102,500				75,000				332,996			120,540	86,100
Proceeds from the issuance of 5.0% convertible notes		250,000	184,500	175,000																													105,000	49,200				76,875				250,000
Amortization of beneficial conversion feature related to convertible notes	1,141,420								193,044																									7,820	106,600	53,668	52,157		37,996	38,792			97,703	102,094	53,668	31,839
Amortization of original issue discounts related to convertible notes	62,180								6,924																									92,250			1,620			1,154			3,972	4,150	5,301	3,527
Proceeds from convertible notes with related parties							500,000	325,000	89,380								10,000				29,380				50,000
Repayments of related party debt							84,219		(105,000)									9,839	6,200			5,000	29,380	3,000		50,000	20,000
Granted, exercise price					$ 1.25															$ 0.39
Common stock shares granted					1,395,000															112,500
Compensation cost increase																									$ 15,067

ACCOUNTS RECEIVABLE (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, gross	$ 95,685	$ 141,609
Allowance for doubtful accounts	(40,525)	(37,785)
Accounts receivable trade, net	55,160	103,824	49,329
Bad debt expense	$ 2,739	$ 13,865

CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Schedule of Debt) (Details) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Third Party
Convertible notes payable, principal		$ 107,625
Convertible notes payable, unamortized discount		(33,411)
Convertible notes payable, net		74,214
Less current portion, principal		107,625
Less current portion, unamortized discount		(33,411)
Less current portion, net	174,343	74,214
Convertible notes payable, net of current portion, principal
Convertible notes payable, net of current portion, unamortized discount
Convertible notes payable, net of current portion, net
Related Party
Convertible notes payable, related, principal		1,907,354
Convertible notes payable, related, unamortized discount		(126,641)
Convertible notes payable, related, net		1,780,713
Notes payable, related, principal		84,380
Notes payable, related, unamortized discount
Notes payable, related, net	161	84,380
Convertible and notes payable, related, principal		1,991,734
Convertible and notes payable, related, unamortized discount		(126,641)
Convertible and notes payable, related, net		1,865,093
Less current portion, related, principal		494,251
Less current portion, related, unamortized portion		(126,641)
Less current portion, related, net		367,610
Convertible and nonconvertible note payable, net of current portion, principal		1,497,483
Convertible and nonconvertible note payable, net of current portion, unamortized discount
Convertible and nonconvertible note payable, net of current portion, net	$ 1,889,560	$ 1,497,483	$ 1,497,483

STOCKHOLDERS' EQUITY (Preferred Stock and Common Stock) (Details) (USD $)	1 Months Ended											2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2013	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012 Principal Stockholder [Member]	Mar. 29, 2012 Principal Stockholder [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Mar. 31, 2013 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Feb. 28, 2013 CEO and CTO [Member]	Feb. 28, 2013 Investors [Member]	Feb. 28, 2013 Private Placement [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2012 Stock Option [Member]	Sep. 30, 2012 Warrant And Options [Member]	Sep. 30, 2012 Warrant And Options [Member] Minimum [Member]	Sep. 30, 2012 Warrant And Options [Member] Maximum [Member]
Stockholders' Equity [Abstract]
Preferred stock, shares authorized	5,000,000											5,000,000	5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value per share	$ 0.001											$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised						85,000	5,000	30,000	100,000				45,000																	1,640,000	100,000
Common stock issued upon exercise of options for cash																	$ 33,335	$ 122,000													$ 50,000
Exercise price of stock options exercised during period						$ 0.5	$ 0.667	$ 1	$ 1.22																						$ 0.5	$ 0.5	$ 1.25	$ 1.75
Cost of repricing warrants to induce exercise						11,919								11,919	70,491	17,753	17,753
Related Party Transaction [Line Items]
Common stock and warrants issued for cash, shares		210,226						75,000		303,303	180,000	857,379									2,336,569	686,082	2,148,063	1,333,820	1,002,749	2,148,063	241,379	172,412	1,285,714
Proceeds from sale of equity										379,129							571,700				1,420,003			810,003	610,000
Proceeds from issuance of private placement											162,000	300,000						1,352,720
Loss on extinguishment of debt		42,040											(21,311)		(21,311)			(267,390)
Convertible note, conversion price	$ 1.25	$ 0.35	$ 0.35	$ 0.5	$ 0.5							$ 1.25	$ 1.25		$ 1.25					$ 0.5
Market price per share	$ 1.57	$ 0.37											$ 1.57
Interest accrued in the period		735,790
Conversion of convertible debt into common shares		205,000
Conversion of convertible notes		1,025,000																1,084,500
Common stock issued for cashless exercise, shares	9,171												9,171
Common stock issued for cashless exercise	45,000
Debt Conversion [Line Items]
Debt conversion, line of credit, amount			$ 275,000	$ 206,640	$ 179,375														$ 322,996
Shares issued for debt		210,226																	665,992

STOCKHOLDERS' EQUITY (Schedule of Stock Options Activity) (Details) (USD $)	1 Months Ended							3 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended		12 Months Ended		0 Months Ended								1 Months Ended		9 Months Ended			1 Months Ended
	Mar. 31, 2013	Feb. 28, 2013	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Dec. 06, 2012 Options Issued to Directors [Member]	Sep. 21, 2012 Options Issued to Directors [Member]	Sep. 28, 2011 Options Issued to Directors [Member]	Jun. 30, 2012 Options Issued to Directors [Member]	Jun. 30, 2011 Options Issued to Directors [Member]	Nov. 14, 2012 Chief Executive Officer And President And Chief Technology Officer [Member]	Dec. 06, 2012 Chief Executive Officer And President And Chief Technology Officer [Member] 3,000,000 in Revenue in any 12-Month Period [Member]	Dec. 06, 2012 Chief Executive Officer And President And Chief Technology Officer [Member] 5,000,000 in Revenue in any 12-Month Period [Member]	Dec. 06, 2012 Chief Executive Officer And President And Chief Technology Officer [Member] 6,000,000 in Revenue in any 12-Month Period [Member]	Feb. 08, 2013 Former President [Member]	Feb. 08, 2013 Former President [Member] Minimum [Member]	Feb. 08, 2013 Former President [Member] Maximum [Member]	Feb. 08, 2013 Former President [Member] Stock Appreciation Rights [Member]	Dec. 31, 2012 Stock Option [Member]	Sep. 30, 2012 Stock Option [Member]	Mar. 31, 2013 Stock Option [Member]	Mar. 31, 2013 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Aug. 31, 2011 Chief Financial Officer [Member]	Mar. 31, 2013 Three Non-Employee Directors [Member]	Sep. 20, 2011 Original Three Executive Officers [Member]	Sep. 21, 2012 Chief Executive Officer And Chief Technology Officer Father [Member]	Sep. 21, 2012 Non Executive Employee [Member]	Sep. 21, 2012 Investors Relations [Member]	Mar. 31, 2013 Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensaion expense not yet recognized																										$ 1,571,802				$ 270,000
Unrecognized compensation cost, recognition period			3 years																										3 years
Share-based compensation																												1,234,945
Common stock shares granted								1,395,000					5,000	350,000	142,500	230,000	240,000					112,500				320,000					150,000		175,000	70,000	265,000	50,000	150,000
Option maturity period													10 years	5 years			10 years	10 years													10 years	10 years	10 years	3 years	5 years	5 years	10 years
Common stock vesting term													3 years				1 year					10 years										3 years			3 years		3 years
Immediately vested shares																			200,000	200,000	200,000										50,000			35,000
Percentage expensed immediately																																			25.00%
Exercised				85,000	5,000	30,000	100,000	45,000																			100,000
Fair value of options issued									33,335	122,000																	50,000
Options cancelled																						1,325,000			800,000
Exercise Price	1.6					1.25	1.25	1.6			1.25	1.25
Common stock issued for cashless exercise, shares	9,171							9,171
Common stock issued for cashless exercise	$ 45,000
Granted, exercise price								$ 1.25														$ 0.39	$ 0.667	$ 1.22								$ 0.99					$ 1.33
Market price per share	$ 1.57	$ 0.37						$ 1.57																	$ 0.45

STOCKHOLDERS' EQUITY (Schedule of Fair Value Assumptions for Stock Options) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 06, 2012 Director [Member]	Sep. 21, 2012 Director [Member]	Jun. 30, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Aug. 31, 2011 Chief Financial Officer [Member]	Sep. 20, 2011 Original Three Executive Officers [Member]	Nov. 14, 2012 Chief Executive Officer And President And Chief Technology Officer [Member]	Mar. 31, 2013 Three Non-Employee Directors [Member]	Sep. 21, 2012 CEO and CTO's Father [Member]	Sep. 21, 2012 Non Executive Employee [Member]	Sep. 21, 2012 Investors Relations [Member]	Mar. 31, 2013 Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model		Black-Scholes Model	Black-Scholes Model	Black-Scholes Model
Volatility of common stock	89.86%	90.09%	91.04%	89.65%	90.60%	88.89%	89.67%	93.11%	90.09%	89.93%	90.09%	93.11%
Expected term (in years)	6 years 6 months	2 years 6 months	5 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	4 years	4 years	5 years	6 years 6 months
Discount rate	0.90%	0.32%	0.82%	2.35%	2.11%	1.25%	0.93%	1.25%	0.53%	0.53%	0.70%	1.23%
Fair value of options	$ 1,360	$ 115,883		$ 311,001	$ 224,778	$ 320,271	$ 1,086,560	$ 287,405	$ 28,358	$ 101,029	$ 21,787	$ 154,415

STOCKHOLDERS' EQUITY (Schedule of Warrant Activity) (Details) (USD $)	1 Months Ended				3 Months Ended	0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended				0 Months Ended			1 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Jul. 06, 2010 Employee Options and Stock Appreciation Rights [Member]	Sep. 25, 2012 Employee Options and Stock Appreciation Rights [Member]	Mar. 23, 2011 Employee Options and Stock Appreciation Rights [Member]	Feb. 28, 2011 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2013 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2011 Employee Options and Stock Appreciation Rights [Member]	Dec. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Dec. 31, 2011 Employee Options and Stock Appreciation Rights [Member]	Jul. 02, 2011 Options Issued to Directors [Member]	Mar. 10, 2011 Options Issued to Directors [Member]	Jul. 02, 2010 Options Issued to Directors [Member]	Sep. 27, 2010 Options Issued to Directors [Member]	Sep. 29, 2010 Options Issued to Directors [Member]	Mar. 31, 2013 Options Issued to Directors [Member]	Mar. 31, 2012 Options Issued to Directors [Member]	Jun. 30, 2012 Options Issued to Directors [Member]	Jun. 30, 2011 Options Issued to Directors [Member]	Dec. 31, 2012 Options Issued to Directors [Member]	Dec. 31, 2011 Options Issued to Directors [Member]	Mar. 31, 2013 Non-Employee, Non-Director Options [Member]	Mar. 31, 2012 Non-Employee, Non-Director Options [Member]	Jun. 30, 2012 Non-Employee, Non-Director Options [Member]	Jun. 30, 2011 Non-Employee, Non-Director Options [Member]	Dec. 31, 2012 Non-Employee, Non-Director Options [Member]	Dec. 31, 2011 Non-Employee, Non-Director Options [Member]	Mar. 31, 2013 Warrants Issued For Settlement [Member]	Mar. 31, 2012 Warrants Issued For Settlement [Member]	Jun. 30, 2012 Warrants Issued For Settlement [Member]	Jun. 30, 2011 Warrants Issued For Settlement [Member]	Dec. 31, 2012 Warrants Issued For Settlement [Member]	Dec. 31, 2011 Warrants Issued For Settlement [Member]	Mar. 31, 2013 Warrants Issued for Cash or Services [Member]	Mar. 31, 2012 Warrants Issued for Cash or Services [Member]	Jun. 30, 2012 Warrants Issued for Cash or Services [Member]	Jun. 30, 2011 Warrants Issued for Cash or Services [Member]	Dec. 31, 2012 Warrants Issued for Cash or Services [Member]	Dec. 31, 2011 Warrants Issued for Cash or Services [Member]
Number of Warrants
Balance at beginning of period						1,649,007				4,589,507	4,439,507	4,439,507	1,649,007	7,974,507	4,589,507	790,000		370,000			857,500	790,000	790,000	370,000	1,092,500	857,500	540,000	540,000	540,000	155,000	440,000	540,000	344,058	474,508	474,508	474,508	694,058	344,508	4,481,200	4,651,200	4,651,200	2,733,303	2,391,200	4,696,200
Granted					1,395,000	33,000	265,000	20,000	237,500	4,589,507	675,000	675,000	3,290,500			245,000	210,000	165,000	10,000	5,000	610,000	280,000	280,000	420,000			150,000			485,000			350,000						50,000			2,341,200
Exercised	85,000	5,000	30,000	100,000	45,000					4,247,500												(35,000)	(35,000)				(100,000)			(100,000)				(130,000)	(130,000)				(1,865,000)	(85,000)	(85,000)	(423,303)
Exercise rescission	45,000		27,422
Forfeited										(2,875,000)			(500,000)									(142,500)	(142,500)
Expired											(525,000)	(525,000)											(35,000)																(1,420,000)		(150,000)
Outstanding at end of period										5,962,007	4,589,507	4,589,507	4,439,507	7,974,507	4,589,507						1,467,500	892,500	857,500	790,000	1,092,500	857,500	590,000	540,000	540,000	540,000	440,000	540,000	694,058	344,508	344,058	474,508	694,058	344,508	1,226,200	4,661,200	4,481,200	4,651,200	2,391,200	4,696,200
Exercisable at end of period										3,375,257	2,355,508	2,808,088	1,952,919	4,500,257	2,355,508						770,582	538,834	724,666	491,666	756,831	525,500	440,000	540,000	540,000	540,000	440,000	540,000	694,058	344,508	344,058	344,058	694,058	344,508	1,226,200	4,611,200	4,461,200	4,461,200	2,391,200	4,696,200
Weighted Average Exercise Price
Balance at beginning of period						$ 0.88				$ 1.04	$ 1.12	$ 1.12	$ 0.88	$ 0.77	$ 1.08	$ 1.25		$ 1.28			$ 1.36	$ 1.25	$ 1.25	$ 1.28	$ 1.26	$ 1.37	$ 1.16	$ 1.16	$ 1.16	$ 1	$ 1.14	$ 1.16	$ 1.5	$ 1.05	$ 1.05	$ 1.05	$ 0.84	$ 1.5	$ 1.46	$ 1.46	$ 1.46	$ 1.56	$ 1.42	$ 1.46
Granted					$ 1.25	$ 1.2	$ 0.6	$ 1.6	$ 1.17	$ 0.5	$ 1.06	$ 0.75	$ 1.22			$ 1.75	$ 1.25	$ 1.21	$ 1.35	$ 1.38	$ 0.95	$ 1.6	$ 1.6	$ 1.22			$ 1.33			$ 1.22			$ 0.6						$ 0.63			$ 1.31
Exercised	$ 0.5	$ 0.667	$ 1	$ 1.22																		$ 0.95	$ 0.95				$ 0.5			$ 1.22				$ 0.5	$ 0.5	$ 0.5			$ 0.5	$ 0.5	$ 0.5	$ 1.25
Exercise rescission	$ 1.25																																							$ 1.25
Forfeited										$ 0.92			$ 1									$ 1.46	$ 1.46
Expired											$ 1	$ 1											$ 0.95																$ 1.6		$ 1.5
Outstanding at end of period										$ 0.75	$ 1.08	$ 1.04	$ 1.12	$ 0.77	$ 1.08						$ 1.19	$ 1.35	$ 1.36	$ 1.25	$ 1.26	$ 1.37	$ 1.19	$ 1.16	$ 1.16	$ 1.16	$ 1.14	$ 1.16	$ 0.84	$ 1.5	$ 1.5	$ 1.05	$ 0.84	$ 1.5	$ 1.25	$ 1.47	$ 1.46	$ 1.46	$ 1.42	$ 1.46
Exercisable at end of period										$ 0.86	$ 1.03	$ 1.05	$ 0.99	$ 0.89	$ 1.03						$ 1.39	$ 1.25	$ 1.39	$ 1.22	$ 1.38	$ 1.24	$ 1.14	$ 1.16	$ 1.16	$ 1.16	$ 1.14	$ 1.16	$ 0.84	$ 1.5	$ 1.05	$ 1.05	$ 0.84	$ 1.5	$ 1.25	$ 1.47	$ 1.46	$ 1.46	$ 1.42	$ 1.46
Weighted average fair value of warrants granted during the year										$ 0.37	$ 0.82	$ 0.56	$ 0.82								$ 0.72	$ 1.13	$ 1.27	$ 0.84						$ 0.79			$ 0.33						$ 0.44
Remaining Contractual Life
Balance at beggining of period										6 years 10 months 13 days	5 years 8 months 8 days	5 years 11 months 9 days	6 years 4 months 20 days								8 years 3 months	7 years 10 months 20 days	7 years 11 months 17 days	7 years 11 months 29 days			3 years 8 months 1 day	2 years 4 months 20 days	3 years 1 month 20 days	3 years 1 month 20 days			2 years 4 months 2 days	1 year 2 months 1 day	11 months 2 days	1 year 10 months 25 days			1 year 6 months 22 days	1 year 11 months 5 days	2 years 5 months 12 days	2 years 8 months
Granted										9 years 7 months 6 days		10 years	10 years								10 years	10 years	10 years	10 years			10 years			5 years			5 years						5 years			5 years
Balance at end of period										6 years 10 months 13 days	5 years 8 months 8 days	5 years 11 months 9 days	6 years 4 months 20 days								8 years 3 months	7 years 10 months 20 days	7 years 11 months 17 days	7 years 11 months 29 days			3 years 8 months 1 day	2 years 4 months 20 days	3 years 1 month 20 days	3 years 1 month 20 days			2 years 4 months 2 days	1 year 2 months 1 day	11 months 2 days	1 year 10 months 25 days			1 year 6 months 22 days	1 year 11 months 5 days	2 years 5 months 12 days	2 years 8 months
Exercisable at end of period										5 years 11 months 19 days	4 years 10 months 20 days	5 years 11 days	4 years 6 months 10 days								7 years 1 month 13 days	7 years 1 month 6 days	7 years 9 months 23 days	7 years 29 days			1 year 6 months 7 days	2 years 4 months 20 days	2 years 1 month 20 days	3 years 1 month 20 days			2 years 4 months 2 days	1 year 2 months 1 day	11 months 1 day	1 year 11 months 2 days			1 year 6 months 22 days	1 year 11 months 5 days	2 years 5 months 12 days	2 years 8 months
Aggregate Intrinsic Value [Abstract]
Outstanding										$ 2,721,109	$ 71,956	$ 339,417	$ 2,787,063								$ 224,970	$ 13,585	$ 24,820	$ 407,850			$ 32,750			$ 319,750
Exercisable										$ 1,159,109	$ 71,956	$ 181,750	$ 1,487,668								$ 60,737	$ 5,535	$ 14,612	$ 272,900			$ 32,750			$ 319,750

STOCKHOLDERS' EQUITY (Common Stock Issued for Cash) (Details) (USD $)	1 Months Ended							2 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended
	Feb. 28, 2013	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Aug. 31, 2012 Private Placement [Member]	Jun. 30, 2012 Private Placement [Member]	Jan. 05, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member]	Aug. 31, 2010 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Mar. 31, 2013 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Jan. 05, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Aug. 31, 2010 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Sep. 26, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Sep. 02, 2010 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member] New Common Stock Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Common stock issued upon exercise of options for cash											$ 33,335	$ 122,000
Proceeds from exercise of stock options		42,500		30,000	122,000					33,335	75,835	122,000
Common stock and warrants issued for cash, shares	210,226			75,000		303,303	180,000	857,379					256,000	1,143,400		2,336,569		686,082	2,148,063	1,333,820	1,002,749	2,148,063	316,667	200,000	1,083,889
Number of shares callable by warrants					120,000		180,000																			200,000
Exercise price of shares called by warrants				1.25	1.25	1.25	1.25	1.6	1.6																	1.25
Proceeds from issuance of private placement							162,000	300,000				1,352,720	128,000												720,003
Issuance costs for private placement												19,180
Exercise price of stock options exercised during period		$ 0.5	$ 0.667	$ 1	$ 1.22
Proceeds from sale of stock through private placements									1,258,000	566,700	1,181,700	3,272,766						510,000	3,158,866		610,000		100,000	190,000			100,000
Common stock registered																	2,500,000		2,500,000				4,400,000
Period of time to sell common stock																		30 months	30 months
Maximum amount per transaction																		500,000	500,000					10,000
Additional amount since agreement was signed																		$ 4,900,000	$ 480,000
Market price benchmark, no purchases can occur																			$ 1		$ 0.35
Common stock issued as commitment fee															150,000				75,000
Additional shares available for issuance per agreement																			225,000
Shares of common stock issued, pro rata															450,000			194,080	148,063		194,080	148,063

STOCKHOLDERS' EQUITY (Common Stock for Services) (Details) (USD $)	1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended
	Sep. 21, 2012 Investor Relations [Member]	Sep. 30, 2010 Investor Relations [Member]	Jun. 30, 2012 Investor Relations [Member]	Dec. 08, 2010 Investor Relations Consultant Restricted Stock [Member]	Jan. 31, 2011 Investment Banking Firm [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Granted	50,000	50,000		75,000	45,000
Value of services paid with stock			$ 78,500
Market value of shares issued		$ 65,500		$ 90,000
Fair market value of stock				$ 1.2

STOCKHOLDERS' EQUITY (Common Stock Issued for Exercise of Options and Warrants and Cashless Exercise of Warrants) (Details) (USD $)	1 Months Ended							2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2013	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Stockholders' Equity [Abstract]
Common shares issued for warrants	210,226			75,000		303,303	180,000	857,379
Proceeds from issuance of shares						$ 379,129							$ 571,700
Exercise price of shares called by warrants				1.25	1.25	1.25	1.25	1.6	1.6		1.6
Exercised		85,000	5,000	30,000	100,000				45,000
Proceeds from exercise of stock options		42,500		30,000	122,000							33,335	75,835	122,000
Exercise price of stock options exercised during period		$ 0.5	$ 0.667	$ 1	$ 1.22
Number of common shares issued from cashless exercise of warrants					73,127
Number of shares callable by warrants					120,000		180,000
The market value of the Company's common stock					$ 3.2
Exercise rescission		45,000		27,422
Loss on warrant repricing		$ 11,919								$ 11,919	$ 70,491	$ 17,753	$ 17,753

STOCKHOLDERS' EQUITY (Common Stock Issued for Arrangement of Line of Credit) (Details) (USD $)	1 Months Ended									1 Months Ended
	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Mar. 31, 2013	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	May 20, 2010 One Year Extension In Line Of Credit [Member]	Feb. 28, 2011 Reduction In Principal Amount Of Line Of Credit [Member]
Debt Conversion [Line Items]
Shares issued for debt	210,226										892,857
Value of shares issued			$ 150,000							$ 59,865
Number of shares callable by warrants							120,000		180,000		1,000,000
Exercise price of shares called by warrants					1.6	1.25	1.25	1.25	1.25		1.25
Debt conversion, line of credit, amount		$ 275,000	$ 206,640	$ 179,375							$ 1,000,000

STOCKHOLDERS' EQUITY (Common Stock Issued for Settlement) (Details) (USD $)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants	$ 42,500						$ 910,000	$ 107,500	$ 65,000	$ 379,129
Common stock issued upon exercise of options for cash, shares	85,000	5,000	30,000	100,000	45,000
Exercise price of stock options exercised during period	$ 0.5	$ 0.667	$ 1	$ 1.22
Loss on warrant repricing	11,919					11,919	70,491	17,753	17,753
Market value of warrants	$ 1.5
Common stock issued as settlement		300,000							300,000
Common stock issued as settlement, shares		441,177
Warrant to Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants		65,000
Common stock issued upon exercise of options for cash, shares		130,000
Exercise price of stock options exercised during period		$ 0.5
Loss on warrant repricing		$ 5,834
Market value of warrants		$ 1.5

INVENTORIES (Details) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
INVENTORIES [Abstract]
Finished goods	$ 379,755	$ 364,630	$ 230,605
Raw materials	289,576	181,488	162,829
Total inventory	$ 669,331	$ 546,118	$ 393,434

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended				12 Months Ended		0 Months Ended	1 Months Ended				3 Months Ended	1 Months Ended
	Nov. 14, 2012	Jul. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2010	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member]	Sep. 20, 2011 Chief Executive Officer and President and Chief Technology Officer [Member]	Mar. 10, 2011 Chief Executive Officer and President and Chief Technology Officer [Member]	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member] 3,000,000 in Revenue in any 12-Month Period [Member]	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member] 5,000,000 in Revenue in any 12-Month Period [Member]	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member] 6,000,000 in Revenue in any 12-Month Period [Member]	Jun. 30, 2012 Chief Financial Officer [Member]	Sep. 02, 2011 Chief Financial Officer [Member]	Nov. 14, 2012 Executive Chairman [Member]	Nov. 30, 2012 Loss Contingency Invasion Of Privacy And Misrepresentation [Member]	Jul. 31, 2012 Loss Contingency Invasion Of Privacy And Misrepresentation [Member]	Jan. 31, 2013 Loss Contingency Breach Of Agreement [Member]	Jul. 31, 2012 Loss Contingency Breach Of Agreement [Member]	Mar. 31, 2013 Loss Contingency Breach Of Agreement [Member]	Jul. 31, 2012 Loss Contingency Trespass Claim [Member]	Jul. 31, 2012 Loss Contingency Civil Theft [Member]	Dec. 31, 2012 Loss Contingency Civil Theft [Member]
Commitments and Contingencies [Abstract]
Rent expense						$ 91,348	$ 101,235	$ 143,614	$ 103,044
Number of executives with new employment terms				3
Loss Contingencies [Line Items]
Litigation accrual					505,000	505,000		1,646,000																			600,000
Litigation, provision								1,646,000													200,000		841,000	(941,000)	5,000	200,000
Loss contingency potentially paid by insurance		200,000																		200,000
Suit settlement, number of installments										4
Settlement payment									55,000
Loss related to buyout of previous investor									50,000
Liability to previous investor by related party			125,000
Litigation awarded value																						500,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,395,000						800,000	525,000	750,000				150,000		800,000
Granted, exercise price					$ 1.25						$ 0.45	$ 0.81	$ 1.25
Share based compensation, term											10 years	10 years	10 years
Operating revenues														3,000,000	5,000,000	6,000,000
Shares cancelled											250,000
Stock options vested during period											200,000			200,000	200,000	200,000
Vesting period for plan													3 years				10 years
Annual base salary executive				150,000							150,000			170,000	190,000	200,000		146,000	200,000
Monthly car allowance	$ 600

FURNITURE, FIXTURES AND EQUIPMENT (Details) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			$ 299,572	$ 269,314
Accumulated depreciation			(110,793)	(59,492)
Total furniture, fixtures, and equipment, net	153,926		188,779	209,822
Depreciation	38,004	38,444	51,301	15,269
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			69,538	58,783
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			5 years
Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			19,717	19,717
Property and equipment, estimated useful life			3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			189,897	170,961
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			$ 20,420	$ 19,853
Property and equipment, estimated useful life			5 years

RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended							1 Months Ended				1 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Mar. 29, 2009	Feb. 08, 2013 Minimum [Member]	Feb. 08, 2013 Maximum [Member]	Mar. 31, 2013 CEO's Wife [Member]	Dec. 31, 2012 CEO's Wife [Member]	Mar. 31, 2013 CEO and CTO's Mother [Member]	Dec. 31, 2012 CEO and CTO's Mother [Member]	Jun. 30, 2012 CEO and CTO's Mother [Member]	Sep. 21, 2012 CEO and CTO's Father [Member]	Sep. 30, 2012 CEO and CTO's Father [Member]	Mar. 31, 2013 CEO and CTO's Father [Member]	Jun. 30, 2012 CEO and CTO's Father [Member]	Sep. 30, 2012 Director Settlement [Member]	Dec. 31, 2011 Director Settlement [Member]	May 20, 2010 Director Settlement [Member]	Dec. 31, 2012 Director Settlement [Member]	Sep. 30, 2012 Warrant to Director [Member]	Dec. 31, 2011 Warrant to Director [Member]	Jul. 02, 2012 Director [Member]	Sep. 21, 2012 Director [Member]	Feb. 08, 2013 President [Member]	Dec. 31, 2011 President [Member]	Apr. 30, 2011 President [Member]	Mar. 31, 2013 President [Member]	Sep. 26, 2012 President [Member]	Feb. 08, 2013 President [Member] Minimum [Member]	Feb. 08, 2013 President [Member] Maximum [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Sep. 26, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Mar. 31, 2013 Chief Financial Officer [Member]	Sep. 26, 2012 Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Weekly salary amount																		$ 1,000	$ 1,000	$ 600	$ 600	$ 600			$ 2,300	$ 1,200				$ 1,200
Proceeds from shares purchased		250,000	184,500	175,000
Granted									1,395,000														70,000	70,000			70,000				350,000		230,000	230,000	112,500
Granted, exercise price									$ 1.25														$ 0.63										$ 0.91	$ 0.91	$ 0.39
Shares issued for services																							35,000											350,000
Shares issued for debt	210,226																												150,000
Issuance of common stock for settlement, shares																												441,177
Fair value of options																							28,358					300,000						115,883
Common stock issued upon exercise of options for cash													33,335	122,000																		130,000
Compensation cost increase																																													15,067
Proceeds from exercise of warrants					42,500						910,000	107,500	65,000	379,129																		65,000
Exercised					$ 0.5	$ 0.667	$ 1	$ 1.22																								$ 0.5										$ 0.6
Loss on warrant repricing					11,919					11,919	70,491	17,753	17,753																			5,834
Market value of warrants					$ 1.5																											$ 1.5
Proceeds from convertible notes with related parties											500,000	325,000	89,380																							29,380						10,000			50,000
Debt, interest rate	7.50%	10.00%													5.00%																					5.00%						0.70%			5.00%
Repayments of related party debt											84,219		(105,000)																								5,000	29,380	3,000				9,839	6,200		50,000	20,000
Due to former President																																			150,000
Option maturity period																																	10 years		10 years
Options cancelled																																			2,125,000
Options cancelled, exercise price																$ 0.45	$ 1.22																							$ 0.45	$ 1.22
Severance pay expenses																																						168,920
Severance liability																																						$ 144,286

CONCENTRATIONS (Details) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2013 Vendor One Concentration Risk [Member]	Jun. 30, 2012 Vendor One Concentration Risk [Member]	Jun. 30, 2011 Vendor One Concentration Risk [Member]	Jun. 30, 2012 Vendor Two Concentration Risk [Member]	Jun. 30, 2011 Vendor Two Concentration Risk [Member]	Dec. 31, 2012 Total supplier costs [Member]	Mar. 31, 2013 Accounts Receivable [Member]	Mar. 31, 2013 Accounts Receivable [Member] Customer One Concentration Risk [Member]	Jun. 30, 2012 Accounts Receivable [Member] Customer One Concentration Risk [Member]	Jun. 30, 2011 Accounts Receivable [Member] Customer One Concentration Risk [Member]	Mar. 31, 2013 Accounts Receivable [Member] Customer Two Concentration Risk [Member]	Jun. 30, 2012 Accounts Receivable [Member] Customer Two Concentration Risk [Member]	Jun. 30, 2011 Accounts Receivable [Member] Customer Two Concentration Risk [Member]	Mar. 31, 2013 Accounts Receivable [Member] Customer Three Concentration Risk [Member]	Jun. 30, 2012 Accounts Receivable [Member] Customer Three Concentration Risk [Member]	Jun. 30, 2011 Accounts Receivable [Member] Customer Three Concentration Risk [Member]	Mar. 31, 2013 Accounts Receivable [Member] Customer Four Concentration Risk [Member]	Mar. 31, 2013 Sales Revenue, Goods, Net [Member]	Mar. 31, 2013 Sales Revenue, Goods, Net [Member] Customer One Concentration Risk [Member]	Jun. 30, 2012 Sales Revenue, Goods, Net [Member] Customer One Concentration Risk [Member]	Jun. 30, 2011 Sales Revenue, Goods, Net [Member] Customer One Concentration Risk [Member]	Mar. 31, 2013 Sales Revenue, Goods, Net [Member] Customer Two Concentration Risk [Member]	Jun. 30, 2012 Sales Revenue, Goods, Net [Member] Customer Two Concentration Risk [Member]	Jun. 30, 2012 Sales Revenue, Goods, Net [Member] Customer Three Concentration Risk [Member]	Mar. 31, 2013 Fire Ice Segment [Member]	Jun. 30, 2012 Fire Ice Segment [Member]	Jun. 30, 2011 Fire Ice Segment [Member]	Mar. 31, 2013 Soil 2 O Segment [Member]	Jun. 30, 2012 Soil 2 O Segment [Member]	Jun. 30, 2011 Soil 2 O Segment [Member]	Mar. 31, 2013 Soil 2 O Sales Revenue Percentage [Member]	Mar. 31, 2013 Soil 2 O Dust Control [Member]	Mar. 31, 2013 Fire Ice Product Sales Revenue [Member]	Mar. 31, 2013 Fire Ice Home Defense Sales Revenue [Member]
Concentration Risk [Line Items]
Number of customers in concentration	3	3		1						4											2
Number of products in concentration	2	2																			2
Concentration risk, percentage				68.40%	52.20%	38.40%	20.60%	14.80%			29.60%	43.00%	46.00%	28.50%	24.10%	15.00%	15.40%	18.10%	11.00%	10.60%		26.30%	14.30%	20.10%	15.80%	12.40%	12.30%	68.90%	49.90%	72.20%	31.10%	50.10%	27.80%	37.00%	63.00%	88.10%	11.90%
Raw materials	$ 181,488	$ 162,829	$ 289,576	$ 208,000	$ 205,000	$ 150,000	$ 81,000	$ 58,000	$ 88,000

INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
INCOME TAXES [Abstract]
Net operating loss carryforward	$ 7,357,047	$ 5,031,917
Allowance for bad debt	1,042	8,026
Stock-based compensation	800,329	873,546
Less: Deferred tax liability - depreciation	(61,063)	(3,863)
Net deferred tax assets	8,097,355	5,909,626
Less valuation allowance	(8,097,355)	(5,909,626)
Net deferred tax asset
Net operating loss carryforwards	$ 17,905,015

INCOME TAXES (Schedule of Reconciliation of Provision (Benefit) for Income Taxes) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Amount
Tax at U.S. statutory rate	$ (2,424,220)	$ (2,049,058)
State taxes, net of federal benefit	(258,310)	(217,838)
Other	494,801	209,348
Change in valuation allowance	2,187,729	2,057,548
Total income tax expense (benefit)
Percentage
Tax at U.S. statutory rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	(3.62%)	(3.61%)
Other	7.81%	3.50%
Change in valuation allowance	29.81%	34.11%
Total effective income tax rate	0.00%	0.00%

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended								2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended			0 Months Ended		3 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended
	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Apr. 30, 2011	Mar. 29, 2009	Sep. 21, 2012 International Distribution Agreement [Member]	Sep. 21, 2012 Investors Relations [Member]	Sep. 30, 2010 Investors Relations [Member]	Aug. 31, 2012 Private Placement [Member]	Jun. 30, 2012 Private Placement [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jul. 06, 2010 Employee Stock Option [Member]	Sep. 25, 2012 Employee Stock Option [Member]	Mar. 23, 2011 Employee Stock Option [Member]	Feb. 28, 2011 Employee Stock Option [Member]	Mar. 31, 2013 Employee Stock Option [Member]	Mar. 31, 2012 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2011 Employee Stock Option [Member]	Feb. 08, 2013 Minimum [Member]	Sep. 30, 2012 Minimum [Member] Warrant [Member]	Feb. 08, 2013 Maximum [Member]	Sep. 30, 2012 Maximum [Member] Warrant [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Mar. 31, 2013 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Aug. 31, 2010 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Sep. 26, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Sep. 02, 2010 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Feb. 08, 2013 President [Member]	Apr. 30, 2011 President [Member]	Mar. 31, 2013 President [Member]	Sep. 26, 2012 President [Member]	Dec. 31, 2011 President [Member]	Feb. 08, 2013 President [Member] Minimum [Member]	Feb. 08, 2013 President [Member] Maximum [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Sep. 26, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Jul. 02, 2012 Director [Member]	Sep. 21, 2012 Director [Member]	Mar. 31, 2013 Chief Financial Officer [Member]	Sep. 26, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Sep. 21, 2012 Chief Executive Officer And Chief Technology Officer Father [Member]	Sep. 30, 2012 Chief Executive Officer And Chief Technology Officer Father [Member]	May 31, 2013 Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of 5.0% convertible notes		$ 250,000	$ 184,500	$ 175,000
Debt, interest rate	7.50%	10.00%															5.00%																																				5.00%					0.70%					5.00%
Convertible note, conversion price	$ 0.35	$ 0.35	$ 0.5	$ 0.5					$ 1.25	$ 1.25		$ 1.25
Shares issued for debt	210,226
Interest accrued	73,579																																																							2,372					2,372
Due to former President																																																	150,000
Option maturity period																																																	10 years										10 years
Common stock shares granted										1,395,000														50,000			2,341,200	33,000	265,000	20,000	237,500	4,589,507	675,000	675,000	3,290,500														112,500										230,000	230,000				70,000	70,000	187,500
Granted, exercise price										$ 1.25														$ 0.63			$ 1.31	$ 1.2	$ 0.6	$ 1.6	$ 1.17	$ 0.5	$ 1.06	$ 0.75	$ 1.22														$ 0.39										$ 0.91	$ 0.91				$ 0.63
Options cancelled																																(2,875,000)			(500,000)														2,125,000
Options cancelled, exercise price																																				$ 0.45		$ 1.22																$ 0.45	$ 1.22
Pricing model used in calculation of grant-date fair value																												Black-Scholes Model	Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Model																												Black-Scholes Option Pricing	Black-Scholes Option Pricing				Black-Scholes Option Pricing
Volatility of common stock																			90.09%									96.03%	89.93%	89.13%	88.13%																												91.04%	90.09%				90.09%
Expected term (in years)																			5 years									6 years 6 months	4 years	4 years	4 years																												5 years 6 months	2 years 6 months				4 years		5 years
Discount rate																			0.70%									2.24%	0.53%	1.60%	1.39%																												0.82%	0.32%				0.53%
Common stock and warrants issued for cash, shares	210,226					75,000	303,303	180,000	857,379												256,000	1,143,400	610,000																	2,336,569	686,082	2,148,063	1,333,820	1,002,749	2,148,063	200,000	1,083,889																			3,750,000
Proceeds from sale of stock through private placements												1,258,000	566,700	1,181,700	3,272,766							571,700																			510,000	3,158,866		610,000		190,000																				300,000
Repayments of related party debt												84,219		(105,000)																																				5,000	29,380	3,000				9,839	6,200				50,000	20,000
Proceeds from issuance of private placement								162,000	300,000						1,352,720						128,000																										720,003
Proceeds from sale of stock under stock purchase agreement												810,003			1,429,320								305,000
Exercise price of shares called by warrants						1.25	1.25	1.25	1.6	1.6		1.6				1.25			0.63				0.5														1.25		1.6									1.25																		1.25
Loss on warrant repricing					11,919						11,919	70,491	17,753	17,753									68,745
Shares issued for services																			50,000	50,000																																								350,000				35,000
Term of securities issued																			5 years
Services valuation used																			Black-Scholes option pricing
Immediately vested shares																			50,000																																									350,000
Vesting period for semiannual vesting shares																														3 years	3 years
Percentage expensed immediately																													25.00%
Debt conversion, line of credit, amount		275,000	206,640	179,375
Fair value of options																													101,029		175,694																													115,883				28,358
Debt discount		25,000	60,109	4,375															21,787
Payments for intangible assets																		100,000
Number of installments to acquire intangible assets																		4
Conversion option price on note issued per the agreement																		$ 0.5
Issuance of note amount																		1,000,000
Issued note, interest rate																		5.00%
Payment per installment																		25,000
Number of installments, receivable on note issued																		4
Payment amount per installment, receivable on note issued																		$ 250,000
Length of time for note issued per agreement																		4 years
Percent of sales commission per the agreement																		2.00%